UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07704

Schwab Capital Trust – Schwab Target Index Funds
(Exact name of registrant as specified in charter)

425 Market Street, Suite 1700, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Capital Trust – Schwab Target Index Funds

425 Market Street, Suite 1700, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 648-5300
Date of fiscal year end: March 31
Date of reporting period: March 31, 2026

Item 1: Report(s) to Shareholders.

Annual Report |
March 31, 2026

Schwab Target 2010 Index Fund

Ticker Symbol: SWYAX

This annual shareholder report contains important information about the fund for the period of April 1, 2025, to March 31, 2026.
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED March 31, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2010 Index Fund*	$3	0.03%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2026, the fund returned 9.25%. The Dow Jones U.S. Total Stock Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 18.14% and 4.35%, respectively. The fund’s internally calculated comparative index, the Target 2010 Passive Composite Index (the composite index), returned 9.18%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab U.S. Aggregate Bond ETF
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab U.S. REIT ETF
●
Schwab U.S. TIPS ETF

Portfolio holdings may have changed since the report date.
Schwab Target 2010 Index Fund | Annual Report
1
REG127393-01  00324189

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 25, 2016 - March 31, 2026)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2010 Index Fund (08/25/2016) 1,2	9.25%	4.14%	5.42%
Dow Jones U.S. Total Stock Market Index SM	18.14%	10.76%	13.46%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.49%
Target 2010 Passive Composite Index	9.18%	4.19%	5.48%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
2
Schwab Target 2010 Index Fund | Annual Report

Statistics

Net Assets (millions)	$60
Number of Holdings	8
Portfolio Turnover Rate	20%
Advisory Fees Paid by the Fund	$17,387
Foreign Tax Paid and Passed Through	$8,765
Gross Income from Foreign Sources	$116,090
Dividends Received Deduction	7.59%
Qualified Dividend Income	$264,616
Long Term Capital Gain Distribution	$404,592
Qualified Business Income (199A)	$48,094
Business Interest Deduction (163j)	73.63%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab Target 2010 Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain
tax
information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30
is
available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2010 Index Fund | Annual Report

Annual Report |
March 31, 2026

Schwab Target 2015 Index Fund

Ticker Symbol: SWYBX

This annual shareholder report contains important information about the fund for the period of April 1, 2025, to March 31, 2026.
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED March 31, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2015 Index Fund*	$4	0.04%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2026, the fund returned 10.00%. The Dow Jones U.S. Total Stock Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 18.14% and 4.35%, respectively. The fund’s internally calculated comparative index, the Target 2015 Passive Composite Index (the composite index), returned 9.85%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab International Equity ETF
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab U.S. REIT ETF
●
Schwab U.S. TIPS ETF

Portfolio holdings may have changed since the report date.
Schwab Target 2015 Index Fund | Annual Report
1
REG127394-01  00324190

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 25, 2016 - March 31, 2026)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2015 Index Fund (08/25/2016) 1,2	10.00%	4.48%	5.72%
Dow Jones U.S. Total Stock Market Index SM	18.14%	10.76%	13.46%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.49%
Target 2015 Passive Composite Index	9.85%	4.52%	5.78%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
2
Schwab Target 2015 Index Fund | Annual Report

Statistics

Net Assets (millions)	$88
Number of Holdings	8
Portfolio Turnover Rate	19%
Advisory Fees Paid by the Fund	$30,514
Foreign Tax Paid and Passed Through	$16,056
Gross Income from Foreign Sources	$212,663
Dividends Received Deduction	8.59%
Qualified Dividend Income	$459,782
Long Term Capital Gain Distribution	$1,033,113
Qualified Business Income (199A)	$82,552
Business Interest Deduction (163j)	69.60%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab Target 2015 Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain
tax
information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website
at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2015 Index Fund | Annual Report

Annual Report |
March 31, 2026

Schwab Target 2020 Index Fund

Ticker Symbol: SWYLX

This annual shareholder report contains important information about the fund for the period of April 1, 2025, to March 31, 2026.
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED March 31, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2020 Index Fund*	$4	0.04%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2026, the fund returned 10.41%. The Dow Jones U.S. Total Stock Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 18.14% and 4.35%, respectively. The fund’s internally calculated comparative index, the Target 2020 Passive Composite Index (the composite index), returned 10.31%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab International Equity ETF
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab U.S. REIT ETF
●
Schwab U.S. TIPS ETF

Portfolio holdings may have changed since the report date.
Schwab Target 2020 Index Fund | Annual Report
1
REG127395-01  00324191

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 25, 2016 - March 31, 2026)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2020 Index Fund (08/25/2016) 1,2	10.41%	4.71%	6.19%
Dow Jones U.S. Total Stock Market Index SM	18.14%	10.76%	13.46%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.49%
Target 2020 Passive Composite Index	10.31%	4.74%	6.23%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
2
Schwab Target 2020 Index Fund | Annual Report

Statistics

Net Assets (millions)	$286
Number of Holdings	8
Portfolio Turnover Rate	15%
Advisory Fees Paid by the Fund	$101,024
Foreign Tax Paid and Passed Through	$58,338
Gross Income from Foreign Sources	$772,675
Dividends Received Deduction	9.82%
Qualified Dividend Income	$1,651,655
Long Term Capital Gain Distribution	$6,976,625
Qualified Business Income (199A)	$292,039
Business Interest Deduction (163j)	71.82%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab Target 2020 Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30
is
available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2020 Index Fund | Annual Report

Annual Report |
March 31, 2026

Schwab Target 2025 Index Fund

Ticker Symbol: SWYDX

This annual shareholder report contains important information about the fund for the period of April 1, 2025, to March 31, 2026.
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED March 31, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2025 Index Fund*	$3	0.03%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2026, the fund returned 10.79%. The Dow Jones U.S. Total Stock Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 18.14% and 4.35%, respectively. The fund’s internally calculated comparative index, the Target 2025 Passive Composite Index (the composite index), returned 10.64%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab International Equity ETF
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab U.S. REIT ETF
●
Schwab U.S. TIPS ETF

Portfolio holdings may have changed since the report date.
Schwab Target 2025 Index Fund | Annual Report
1
REG127396-01  00324192

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 25, 2016 - March 31, 2026)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2025 Index Fund (08/25/2016) 1,2	10.79%	5.13%	7.05%
Dow Jones U.S. Total Stock Market Index SM	18.14%	10.76%	13.46%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.49%
Target 2025 Passive Composite Index	10.64%	5.18%	7.11%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
2
Schwab Target 2025 Index Fund | Annual Report

Statistics

Net Assets (millions)	$636
Number of Holdings	8
Portfolio Turnover Rate	16%
Advisory Fees Paid by the Fund	$203,387
Foreign Tax Paid and Passed Through	$140,910
Gross Income from Foreign Sources	$1,866,327
Dividends Received Deduction	10.28%
Qualified Dividend Income	$3,879,806
Long Term Capital Gain Distribution	$13,540,413
Qualified Business Income (199A)	$679,065
Business Interest Deduction (163j)	68.76%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab Target 2025 Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30
is
available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2025 Index Fund | Annual Report

Annual Report |
March 31, 2026

Schwab Target 2030 Index Fund

Ticker Symbol: SWYEX

This annual shareholder report contains important information about the fund for the period of April 1, 2025, to March 31, 2026.
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED March 31, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2030 Index Fund*	$4	0.04%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2026, the fund returned 13.34%. The Dow Jones U.S. Total Stock Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 18.14% and 4.35%, respectively. The fund’s internally calculated comparative index, the Target 2030 Passive Composite Index (the composite index), returned 13.14%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab International Equity ETF
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab U.S. TIPS ETF
●
Schwab Short-Term U.S. Treasury ETF

Portfolio holdings may have changed since the report date.
Schwab Target 2030 Index Fund | Annual Report
1
REG127397-01  00324193

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 25, 2016 - March 31, 2026)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2030 Index Fund (08/25/2016) 1,2	13.34%	6.27%	8.14%
Dow Jones U.S. Total Stock Market Index SM	18.14%	10.76%	13.46%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.49%
Target 2030 Passive Composite Index	13.14%	6.29%	8.17%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
2
Schwab Target 2030 Index Fund | Annual Report

Statistics

Net Assets (millions)	$1,687
Number of Holdings	9
Portfolio Turnover Rate	12%
Advisory Fees Paid by the Fund	$544,093
Foreign Tax Paid and Passed Through	$574,332
Gross Income from Foreign Sources	$7,077,658
Dividends Received Deduction	14.35%
Qualified Dividend Income	$11,932,773
Qualified Business Income (199A)	$1,999,359
Business Interest Deduction (163j)	55.32%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab Target 2030 Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain
tax
information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30
is
available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2030 Index Fund | Annual Report

Annual Report |
March 31, 2026

Schwab Target 2035 Index Fund

Ticker Symbol: SWYFX

This annual shareholder report contains important information about the fund for the period of April 1, 2025, to March 31, 2026.
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED March 31, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2035 Index Fund*	$3	0.03%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2026, the fund returned 15.17%. The Dow Jones U.S. Total Stock Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 18.14% and 4.35%, respectively. The fund’s internally calculated comparative index, the Target 2035 Passive Composite Index (the composite index), returned 14.86%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab International Equity ETF
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab U.S. TIPS ETF
●
Schwab Short-Term U.S. Treasury ETF

Portfolio holdings may have changed since the report date.
Schwab Target 2035 Index Fund | Annual Report
1
REG127399-01  00324194

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 25, 2016 - March 31, 2026)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2035 Index Fund (08/25/2016) 1,2	15.17%	7.07%	8.91%
Dow Jones U.S. Total Stock Market Index SM	18.14%	10.76%	13.46%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.49%
Target 2035 Passive Composite Index	14.86%	7.05%	8.93%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
2
Schwab Target 2035 Index Fund | Annual Report

Statistics

Net Assets (millions)	$1,438
Number of Holdings	9
Portfolio Turnover Rate	11%
Advisory Fees Paid by the Fund	$434,108
Foreign Tax Paid and Passed Through	$606,460
Gross Income from Foreign Sources	$7,347,248
Dividends Received Deduction	18.21%
Qualified Dividend Income	$11,994,996
Qualified Business Income (199A)	$1,940,459
Business Interest Deduction (163j)	44.32%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab Target 2035 Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website
at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2035 Index Fund | Annual Report

Annual Report |
March 31, 2026

Schwab Target 2040 Index Fund

Ticker Symbol: SWYGX

This annual shareholder report contains important information about the fund for the period of April 1, 2025, to March 31, 2026.
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED March 31, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2040 Index Fund*	$4	0.04%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2026, the fund returned 16.62%. The Dow Jones U.S. Total Stock Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 18.14% and 4.35%, respectively. The fund’s internally calculated comparative index, the Target 2040 Passive Composite Index (the composite index), returned 16.22%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab International Equity ETF
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were
:
●
Schwab Short-Term U.S. Treasury ETF
●
Schwab U.S. REIT ETF

Portfolio holdings may have changed since the report date.
Schwab Target 2040 Index Fund | Annual Report
1
REG127400-01  00324195

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 25, 2016 - March 31, 2026)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2040 Index Fund (08/25/2016) 1,2	16.62%	7.69%	9.55%
Dow Jones U.S. Total Stock Market Index SM	18.14%	10.76%	13.46%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.49%
Target 2040 Passive Composite Index	16.22%	7.66%	9.57%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
2
Schwab Target 2040 Index Fund | Annual Report

Statistics

Net Assets (millions)	$1,557
Number of Holdings	8
Portfolio Turnover Rate	10%
Advisory Fees Paid by the Fund	$494,835
Foreign Tax Paid and Passed Through	$796,857
Gross Income from Foreign Sources	$9,545,625
Dividends Received Deduction	20.89%
Qualified Dividend Income	$15,108,340
Qualified Business Income (199A)	$2,383,458
Business Interest Deduction (163j)	33.62%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab Target 2040 Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2040 Index Fund | Annual Report

Annual Report |
March 31, 2026

Schwab Target 2045 Index Fund

Ticker Symbol: SWYHX

This annual shareholder report contains important information about the fund for the period of April 1, 2025, to March 31, 2026.
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED March 31, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2045 Index Fund*	$3	0.03%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2026, the fund returned 17.90%. The Dow Jones U.S. Total Stock Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 18.14% and 4.35%, respectively. The fund’s internally calculated comparative index, the Target 2045 Passive Composite Index (the composite index), returned 17.38%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab International Equity ETF
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab Short-Term U.S. Treasury ETF
●
Schwab U.S. REIT ETF

Portfolio holdings may have changed since the report date.
Schwab Target 2045 Index Fund | Annual Report
1
REG127402-01  00324196

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 25, 2016 - March 31, 2026)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2045 Index Fund (08/25/2016) 1,2	17.90%	8.21%	10.06%
Dow Jones U.S. Total Stock Market Index SM	18.14%	10.76%	13.46%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.49%
Target 2045 Passive Composite Index	17.38%	8.16%	10.07%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
2
Schwab Target 2045 Index Fund | Annual Report

Statistics

Net Assets (millions)	$1,054
Number of Holdings	8
Portfolio Turnover Rate	10%
Advisory Fees Paid by the Fund	$318,436
Foreign Tax Paid and Passed Through	$605,208
Gross Income from Foreign Sources	$7,170,610
Dividends Received Deduction	23.65%
Qualified Dividend Income	$10,979,833
Qualified Business Income (199A)	$1,699,336
Business Interest Deduction (163j)	23.83%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab Target 2045 Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INF
ORMATION
You can find the fund’s prosp
ectus, Statement of Additional Infor
mation (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2045 Index Fund | Annual Report

Annual Report |
March 31, 2026

Schwab Target 2050 Index Fund

Ticker Symbol: SWYMX

This annual shareholder report contains important information about the fund for the period of April 1, 2025, to March 31, 2026.
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED March 31, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2050 Index Fund*	$3	0.03%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2026, the fund returned 18.77%. The Dow Jones U.S. Total Stock Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 18.14% and 4.35%, respectively. The fund’s internally calculated comparative index, the Target 2050 Passive Composite Index (the composite index), returned 18.23%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab International Equity ETF
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab U.S. REIT ETF
●
Schwab U.S. Aggregate Bond ETF

Portfolio holdings may have changed since the report date.
Schwab Target 2050 Index Fund | Annual Report
1
REG127401-01  00324197

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 25, 2016 - March 31, 2026)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2050 Index Fund (08/25/2016) 1,2	18.77%	8.54%	10.36%
Dow Jones U.S. Total Stock Market Index SM	18.14%	10.76%	13.46%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.49%
Target 2050 Passive Composite Index	18.23%	8.48%	10.37%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
2
Schwab Target 2050 Index Fund | Annual Report

Statistics

Net Assets (millions)	$1,430
Number of Holdings	7
Portfolio Turnover Rate	10%
Advisory Fees Paid by the Fund	$421,457
Foreign Tax Paid and Passed Through	$909,838
Gross Income from Foreign Sources	$10,674,654
Dividends Received Deduction	24.81%
Qualified Dividend Income	$15,528,442
Qualified Business Income (199A)	$2,366,223
Business Interest Deduction (163j)	15.51%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab Target 2050 Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of A
dditional Informa
tion (SAI), repor
ts to sharehol
ders, financial information,
holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2050 Index Fund | Annual Report

Annual Report |
March 31, 2026

Schwab Target 2055 Index Fund

Ticker Symbol: SWYJX

This annual shareholder report contains important information about the fund for the period of April 1, 2025, to March 31, 2026.
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED March 31, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2055 Index Fund*	$3	0.03%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2026, the fund returned 19.33%. The Dow Jones U.S. Total Stock Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 18.14% and 4.35%, respectively. The fund’s internally calculated comparative index, the Target 2055 Passive Composite Index (the composite index), returned 18.71%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab International Equity ETF
■

Over the reporting period, there were no detractors from the return of the fund. However, the s malle
st contributors to total return
were:
●
Schwab U.S. REIT ETF
●
Schwab U.S. Aggregate Bond ETF

Portfolio holdings may have changed since the report date.
Schwab Target 2055 Index Fund | Annual Report
1
REG127403-01  00324198

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 25, 2016 - March 31, 2026)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2055 Index Fund (08/25/2016) 1,2	19.33%	8.73%	10.58%
Dow Jones U.S. Total Stock Market Index SM	18.14%	10.76%	13.46%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.49%
Target 2055 Passive Composite Index	18.71%	8.66%	10.57%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the f un
d. Accordingly, the perfor
mance
history
of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
2
Schwab Target 2055 Index Fund | Annual Report

Statistics

Net Assets (millions)	$984
Number of Holdings	7
Portfolio Turnover Rate	10%
Advisory Fees Paid by the Fund	$275,549
Foreign Tax Paid and Passed Through	$650,750
Gross Income from Foreign Sources	$7,594,509
Dividends Received Deduction	25.81%
Qualified Dividend Income	$10,812,613
Qualified Business Income (199A)	$1,634,145
Business Interest Deduction (163j)	10.91%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the r
epor
t date.
Schwab
Target 2055 Index
Fund
| Annual
Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2055 Index Fund | Annual Report

Annual Report |
March 31, 2026

Schwab Target 2060 Index Fund

Ticker Symbol: SWYNX

This annual shareholder report contains important information about the fund for the period of April 1, 2025, to March 31, 2026.
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED March 31, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2060 Index Fund*	$3	0.03%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

MANAGEMENT’S DISCUSSION OF FUND PERFORM
A
NCE
For the 12-month reporting period ended March 31, 2026, the fund returned 19.69%. The Dow Jones U.S. Total Stock Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 18.14% and 4.35%, respectively. The fund’s internally calculated comparative index, the Target 2060 Passive Composite Index (the composite index), returned 19.05%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab International Equity ETF
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab U.S. Aggregate Bond ETF
●
Schwab U.S. REIT ETF

Portfolio holdings may have changed since the r
eport
date.
Schwab Target 2060 Index Fund | Annual Report
1
REG127404-01  00324199

The performance data quoted represents past performance.
Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 25, 2016 - March 31, 2026)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2060 Index Fund (08/25/2016) 1,2	19.69%	8.89%	10.72%
Dow Jones U.S. Total Stock Market Index SM	18.14%	10.76%	13.46%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.49%
Target 2060 Passive Composite Index	19.05%	8.81%	10.72%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
2
Schwab Target 2060 Index Fund | Annual Report

Statistics

Net Assets (millions)	$1,146
Number of Holdings	6
Portfolio Turnover Rate	10%
Advisory Fees Paid by the Fund	$323,170
Foreign Tax Paid and Passed Through	$777,007
Gross Income from Foreign Sources	$9,035,776
Dividends Received Deduction	26.91%
Qualified Dividend Income	$12,933,408
Qualified Business Income (199A)	$1,944,649
Business Interest Deduction (163j)	7.78%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab Target 2060 Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORM
AT
ION
You can find the fund’s prospectus,
Statemen
t of Ad
ditio
nal I
nf
ormation (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by
sending
an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2060 Index Fund | Annual Report

Annual Report |
March 31, 2026

Schwab Target 2065 Index Fund

Ticker Symbol: SWYOX

This annual shareholder report contains important information about the fund for the period of April 1, 2025, to March 31, 2026.
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED March 31, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2065 Index Fund*	$3	0.03%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2026, the fund returned 20.07%. The Dow Jones U.S. Total Stock Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 18.14% and 4.35%, respectively. The fund’s internally calculated comparative index, the Target 2065 Passive Composite Index (the composite index), returned 19.40%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab International Equity ETF
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab U.S. Aggregate Bond ETF
●
Schwab U.S. REIT ETF

Portfolio holdings may have changed since the report date.
Schwab Target 2065 Index Fund | Annual Report
1
REG127405-01  00324200

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (February 25, 2021 - March 31, 2026)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2065 Index Fund (02/25/2021) 1	20.07%	8.99%	9.26%
Dow Jones U.S. Total Stock Market Index SM	18.14%	10.76%	11.24%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	0.22%
Target 2065 Passive Composite Index	19.40%	8.91%	9.06%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Target 2065 Index Fund | Annual Report

Statistics

Net Assets (millions)	$382
Number of Holdings	6
Portfolio Turnover Rate	10%
Advisory Fees Paid by the Fund	$92,090
Foreign Tax Paid and Passed Through	$242,252
Gross Income from Foreign Sources	$2,805,470
Dividends Received Deduction	28.28%
Qualified Dividend Income	$4,038,283
Long Term Capital Gain Distribution	$54,029
Qualified Business Income (199A)	$606,890
Business Interest Deduction (163j)	4.48%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the r
eport
date.
Schwab Target 2065 Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2065 Index Fund | Annual Report

Annual Report |
March 31, 2026

Schwab Target 2070 Index Fund

Ticker Symbol: SWYPX

This annual shareholder report contains important information about the fund for the period of February 26, 2026, to March 31, 2026.

You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED March 31, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2070 Index Fund*,**	$0	0.04% ***
*
For the period from 02/26/2026 (commencement of operations) through 03/31/2026. Expenses for a full reporting period would be higher than the figure shown.
**
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
***
Annualized.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the reporting period of February 26, 2026, through March 31, 2026, the fund returned -6.60%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned -5.81% and -1.39%, respectively. The fund’s internally calculated comparative index, the Target 2070 Passive Composite Index (the composite index), returned -7.13%.
■

Asset allocations were broadly in line with those of the composite index
■

Top detractors from total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab International Equity ETF
■

Over the reporting period, there were no contributors to the return of the fund. However, the smallest detractors from total return were:
●
Schwab U.S. Aggregate Bond ETF
●
Schwab U.S. REIT ETF

Portfolio holdings may have changed since the report date.
Schwab Target 2070 Index Fund | Annual Report
1
REG130344-00  00324205

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (February 26, 2026 - March 31, 2026)
1

Average Annual Total Returns

Fund and Inception Date	Since Inception
Schwab Target 2070 Index Fund (02/26/2026) 1	-6.60% 2
Dow Jones U.S. Total Stock Market Index SM	-5.81% 2
Bloomberg US Aggregate Bond Index	-1.39% 2
Target 2070 Passive Composite Index	-7.13% 2

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Total returns shown are since the fund’s inception date of February 26, 2026.
2
Schwab Target 2070 Index Fund | Annual Report

Statistics

Net Assets (millions)	$30
Number of Holdings	6
Portfolio Turnover Rate (not annualized)	0%
Advisory Fees Paid by the Fund	$1,196
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab Target 2070 Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional
Information
(SAI), reports to sha
reholders, fi
nancial in
formati
on,
holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2070 Index Fund | Annual Report

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not applicable.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 19(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of fifty-four operational series. Thirteen series have a fiscal year-end of March 31, three series have a fiscal year-end of December 31, thirty-seven series have a fiscal year-end of October 31, and one series has a fiscal year-end of the last day of February. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to the fifty-four operational series during 2025/2026 and the fifty-two operational series during 2024/2025, based on their respective 2025/2026 and 2024/2025 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a)Audit Fees[1]		(b) Audit-Related Fees[2]		(c) Tax Fees[3]		(d) All Other Fees
Fiscal Year 2025/2026	Fiscal Year 2024/2023	Fiscal Year 2025/2026	Fiscal Year 2024/2025	Fiscal Year 2025/2026	Fiscal Year 2024/2025	Fiscal Year 2025/2026	Fiscal Year 2024/2025
$ 1,301,550	$1,292,600	$98,580	$95,400	$174,105	$170,820	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The nature of the services includes assurance and related services to the performance of the audit for compliance with Rule 17f-2 under the Investment Company Act of 1940.
[3]	The tax fees consist of professional services relating to tax compliance, tax advice, tax planning, and the preparation of the Registrant’s tax returns.

(e) (1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2025/2026: $2,186,868	2024/2025: $1,533,328

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Holdings and Financial Statements | March 31, 2026
Schwab Target Index Funds

Schwab Target 2010 Index Fund	SWYAX
Schwab Target 2015 Index Fund	SWYBX
Schwab Target 2020 Index Fund	SWYLX
Schwab Target 2025 Index Fund	SWYDX
Schwab Target 2030 Index Fund	SWYEX
Schwab Target 2035 Index Fund	SWYFX
Schwab Target 2040 Index Fund	SWYGX
Schwab Target 2045 Index Fund	SWYHX
Schwab Target 2050 Index Fund	SWYMX
Schwab Target 2055 Index Fund	SWYJX
Schwab Target 2060 Index Fund	SWYNX
Schwab Target 2065 Index Fund	SWYOX
Schwab Target 2070 Index Fund	SWYPX

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2010 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/25– 3/31/26	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22
Per-Share Data
Net asset value at beginning of period	$12.46	$12.22	$11.45	$12.37	$12.49
Income (loss) from investment operations:
Net investment income (loss)[1]	0.42	0.39	0.34	0.28	0.25
Net realized and unrealized gains (losses)	0.74	0.31	0.77	(0.90)	(0.04)
Total from investment operations	1.16	0.70	1.11	(0.62)	0.21
Less distributions:
Distributions from net investment income	(0.41)	(0.40)	(0.34)	(0.27)	(0.25)
Distributions from net realized gains	(0.14)	(0.06)	—	(0.03)	(0.08)
Total distributions	(0.55)	(0.46)	(0.34)	(0.30)	(0.33)
Net asset value at end of period	$13.07	$12.46	$12.22	$11.45	$12.37
Total return	9.25%	5.83%	9.77%	(4.96%)	1.55%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.03%	0.03%	0.03%	0.04%[3]	0.03%
Total expenses[2]	0.08%	0.08%	0.08%	0.08%[3]	0.08%
Net investment income (loss)	3.20%	3.13%	2.95%	2.49%	1.90%
Portfolio turnover rate	20%	26%	28%	15%	27%
Net assets, end of period (x 1,000,000)	$60	$52	$45	$44	$55

[1]	Calculated based on the average shares outstanding during the period.
[2]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05%, 0.04%, and 0.05%, respectively, for the periods ended March 31,
2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022.

[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2010 Index Fund
Portfolio Holdings  as of March 31, 2026

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/26	BALANCE OF SHARES HELD AT 3/31/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.2% OF NET ASSETS

U.S. Stocks 24.1%
Large-Cap 22.9%
Schwab U.S. Large-Cap ETF	$12,274,537	$3,416,190	($3,847,468 )	$316,363	$1,561,496	$13,721,118	535,145	$154,233
Small-Cap 1.2%
Schwab U.S. Small-Cap ETF	691,349	77,077	(184,097)	12,920	146,704	743,953	25,583	9,332
						14,465,071

International Stocks 7.4%
Developed Markets 7.4%
Schwab International Equity ETF	3,795,564	1,275,109	(1,550,412)	113,253	806,141	4,439,655	179,380	144,519

Real Estate 2.0%
U.S. REITs 2.0%
Schwab U.S. REIT ETF	1,248,828	479,468	(533,616)	10,529	(4,692)	1,200,517	55,864	39,734

Fixed Income 63.2%
Inflation-Protected Bond 6.7%
Schwab U.S. TIPS ETF	3,390,211	1,041,461	(400,466)	(11,136)	(26,282)	3,993,788	150,086	142,182
Intermediate-Term Bond 49.3%
Schwab U.S. Aggregate Bond ETF	25,207,089	8,268,672	(3,882,875)	(359,503)	387,791	29,621,174	1,275,675	1,107,664
Treasury Bond 7.2%
Schwab Short-Term U.S. Treasury ETF	3,643,138	1,290,883	(610,792)	(13,055)	(1,715)	4,308,459	177,522	157,184
						37,923,421

Money Market Funds 2.5%
Schwab Government Money Fund, Ultra Shares, 3.53% (b)	1,237,435	301,596	—	—	—	1,539,031	1,539,031	51,830
Total Affiliated Underlying Funds (Cost $49,783,974)	$51,488,151	$16,150,456	($11,009,726 )	$69,371	$2,869,443	$59,567,695		$1,806,678
Total Investments in Securities (Cost $49,783,974)						$59,567,695

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At March 31, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2010 Index Fund
Statement of Assets and Liabilities

As of March 31, 2026
Assets
Investments in securities, at value - affiliated issuers (cost $49,783,974)		$59,567,695
Cash		465,877
Receivables:
Investments sold		636,116
Fund shares sold		2,588
Dividends	+	2,377
Total assets		60,674,653

Liabilities
Payables:
Investments bought		628,537
Fund shares redeemed		9,430
Investment adviser fees	+	1,587
Total liabilities		639,554
Net assets		$60,035,099

Net Assets by Source
Capital received from investors		$52,700,358
Total distributable earnings	+	7,334,741
Net assets		$60,035,099

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$60,035,099		4,593,153		$13.07

See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2010 Index Fund
Statement of Operations

For the period April 1, 2025 through March 31, 2026
Investment Income
Dividends received from securities - affiliated issuers		$1,806,673
Other Interest	+	7,774
Total investment income		1,814,447

Expenses
Investment adviser fees		44,931
Total expenses		44,931
Expense reduction	–	27,544
Net expenses	–	17,387
Net investment income		1,797,060

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		5
Net realized gains on sales of securities - affiliated issuers	+	69,371
Net realized gains		69,376
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	2,869,443
Net realized and unrealized gains		2,938,819
Increase in net assets resulting from operations		$4,735,879
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2010 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/25-3/31/26		4/1/24-3/31/25
Net investment income		$1,797,060	$1,538,014
Net realized gains (losses)		69,376	(408,764)
Net change in unrealized appreciation (depreciation)	+	2,869,443	1,583,008
Increase in net assets resulting from operations		$4,735,879	$2,712,258

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($2,346,636 )	($1,849,623 )

TRANSACTIONS IN FUND SHARES
	4/1/25-3/31/26			4/1/24-3/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,219,599	$16,183,615	1,333,182	$16,876,705
Shares reinvested		155,928	2,058,248	133,021	1,640,151
Shares redeemed	+	(951,598)	(12,546,998)	(1,017,293)	(12,884,591)
Net transactions in fund shares		423,929	$5,694,865	448,910	$5,632,265

SHARES OUTSTANDING AND NET ASSETS
	4/1/25-3/31/26			4/1/24-3/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,169,224	$51,950,991	3,720,314	$45,456,091
Total increase	+	423,929	8,084,108	448,910	6,494,900
End of period		4,593,153	$60,035,099	4,169,224	$51,950,991
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2015 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/25– 3/31/26	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22
Per-Share Data
Net asset value at beginning of period	$12.73	$12.46	$11.54	$12.48	$12.58
Income (loss) from investment operations:
Net investment income (loss)[1]	0.42	0.39	0.34	0.28	0.25
Net realized and unrealized gains (losses)	0.86	0.34	0.87	(0.94)	0.01 [2]
Total from investment operations	1.28	0.73	1.21	(0.66)	0.26
Less distributions:
Distributions from net investment income	(0.41)	(0.41)	(0.29)	(0.26)	(0.25)
Distributions from net realized gains	(0.20)	(0.05)	—	(0.02)	(0.11)
Total distributions	(0.61)	(0.46)	(0.29)	(0.28)	(0.36)
Net asset value at end of period	$13.40	$12.73	$12.46	$11.54	$12.48
Total return	10.00%	5.91%	10.54%	(5.13%)	1.92%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[3]	0.04%	0.03%	0.03%	0.04%[4]	0.03%
Total expenses[3]	0.08%	0.08%	0.08%	0.08%[4]	0.08%
Net investment income (loss)	3.12%	3.05%	2.86%	2.48%	1.91%
Portfolio turnover rate	19%	24%	22%	18%	23%
Net assets, end of period (x 1,000,000)	$88	$80	$74	$57	$75

[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04%, 0.05%, 0.05%, 0.04% and 0.05%, respectively, for the periods ended March 31, 2026,
March 31, 2025, March 31, 2024,  March 31, 2023, and March 31,2022.

[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2015 Index Fund
Portfolio Holdings  as of March 31, 2026

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/26	BALANCE OF SHARES HELD AT 3/31/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.7% OF NET ASSETS

U.S. Stocks 27.3%
Large-Cap 25.8%
Schwab U.S. Large-Cap ETF	$21,121,794	$4,029,810	($5,617,596 )	$715,389	$2,545,691	$22,795,088	889,044	$261,055
Small-Cap 1.5%
Schwab U.S. Small-Cap ETF	1,251,209	162,260	(363,958)	41,384	253,968	1,344,863	46,247	16,713
						24,139,951

International Stocks 8.8%
Developed Markets 8.8%
Schwab International Equity ETF	6,897,959	1,854,296	(2,645,426)	303,796	1,381,616	7,792,241	314,838	264,740

Real Estate 2.3%
U.S. REITs 2.3%
Schwab U.S. REIT ETF	2,197,010	638,805	(825,919)	26,895	(11,423)	2,025,368	94,247	68,704

Fixed Income 59.2%
Inflation-Protected Bond 6.2%
Schwab U.S. TIPS ETF	4,892,931	1,142,836	(511,965)	(7,655)	(45,796)	5,470,351	205,575	203,970
Intermediate-Term Bond 46.4%
Schwab U.S. Aggregate Bond ETF	36,684,537	9,487,473	(5,317,396)	(420,504)	500,962	40,935,072	1,762,923	1,589,129
Treasury Bond 6.6%
Schwab Short-Term U.S. Treasury ETF	5,222,585	1,337,864	(687,520)	(13,546)	(5,168)	5,854,215	241,212	222,110
						52,259,638

Money Market Funds 2.1%
Schwab Government Money Fund, Ultra Shares, 3.53% (b)	1,561,708	314,669	—	—	—	1,876,377	1,876,377	64,863
Total Affiliated Underlying Funds (Cost $71,453,020)	$79,829,733	$18,968,013	($15,969,780 )	$645,759	$4,619,850	$88,093,575		$2,691,284
Total Investments in Securities (Cost $71,453,020)						$88,093,575

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At March 31, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2015 Index Fund
Statement of Assets and Liabilities

As of March 31, 2026
Assets
Investments in securities, at value - affiliated issuers (cost $71,453,020)		$88,093,575
Cash		667,661
Receivables:
Investments sold		889,406
Fund shares sold		90,980
Dividends	+	2,898
Total assets		89,744,520

Liabilities
Payables:
Investments bought		1,108,256
Fund shares redeemed		304,921
Investment adviser fees	+	2,928
Total liabilities		1,416,105
Net assets		$88,328,415

Net Assets by Source
Capital received from investors		$74,533,404
Total distributable earnings	+	13,795,011
Net assets		$88,328,415

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$88,328,415		6,593,420		$13.40

See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2015 Index Fund
Statement of Operations

For the period April 1, 2025 through March 31, 2026
Investment Income
Dividends received from securities - affiliated issuers		$2,691,278
Other Interest	+	10,214
Total investment income		2,701,492

Expenses
Investment adviser fees		68,548
Total expenses		68,548
Expense reduction	–	38,034
Net expenses	–	30,514
Net investment income		2,670,978

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		6
Net realized gains on sales of securities - affiliated issuers	+	645,759
Net realized gains		645,765
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	4,619,850
Net realized and unrealized gains		5,265,615
Increase in net assets resulting from operations		$7,936,593
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2015 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/25-3/31/26		4/1/24-3/31/25
Net investment income		$2,670,978	$2,344,988
Net realized gains (losses)		645,765	(322,707)
Net change in unrealized appreciation (depreciation)	+	4,619,850	2,263,233
Increase in net assets resulting from operations		$7,936,593	$4,285,514

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($3,940,441 )	($2,728,595 )

TRANSACTIONS IN FUND SHARES
	4/1/25-3/31/26			4/1/24-3/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,348,523	$18,469,834	1,621,242	$20,847,319
Shares reinvested		267,638	3,623,817	205,345	2,591,456
Shares redeemed	+	(1,337,049)	(18,153,260)	(1,416,897)	(18,203,277)
Net transactions in fund shares		279,112	$3,940,391	409,690	$5,235,498

SHARES OUTSTANDING AND NET ASSETS
	4/1/25-3/31/26			4/1/24-3/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,314,308	$80,391,872	5,904,618	$73,599,455
Total increase	+	279,112	7,936,543	409,690	6,792,417
End of period		6,593,420	$88,328,415	6,314,308	$80,391,872
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2020 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/25– 3/31/26	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22
Per-Share Data
Net asset value at beginning of period	$13.18	$13.04	$12.04	$13.01	$13.05
Income (loss) from investment operations:
Net investment income (loss)[1]	0.43	0.40	0.35	0.29	0.26
Net realized and unrealized gains (losses)	0.95	0.37	0.98	(0.98)	0.03
Total from investment operations	1.38	0.77	1.33	(0.69)	0.29
Less distributions:
Distributions from net investment income	(0.43)	(0.45)	(0.33)	(0.25)	(0.26)
Distributions from net realized gains	(0.36)	(0.18)	—	(0.03)	(0.07)
Total distributions	(0.79)	(0.63)	(0.33)	(0.28)	(0.33)
Net asset value at end of period	$13.77	$13.18	$13.04	$12.04	$13.01
Total return	10.41%	5.94%	11.14%	(5.17%)	2.13%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.04%	0.04%	0.03%	0.04%[3]	0.03%
Total expenses[2]	0.08%	0.08%	0.08%	0.08%[3]	0.08%
Net investment income (loss)	3.06%	2.99%	2.84%	2.45%	1.92%
Portfolio turnover rate	15%	16%	21%	18%	18%
Net assets, end of period (x 1,000,000)	$286	$272	$276	$250	$287

[1]	Calculated based on the average shares outstanding during the period.
[2]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04%, 0.04%, 0.05%, 0.04%, and 0.05%, respectively, for the periods ended March 31,
2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022.

[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2020 Index Fund
Portfolio Holdings  as of March 31, 2026

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/26	BALANCE OF SHARES HELD AT 3/31/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 29.2%
Large-Cap 27.5%
Schwab U.S. Large-Cap ETF	$75,875,226	$9,628,070	($18,492,351 )	$3,761,942	$7,900,325	$78,673,212	3,068,378	$917,510
Small-Cap 1.7%
Schwab U.S. Small-Cap ETF	4,643,076	275,390	(1,181,176)	232,219	843,435	4,812,944	165,507	60,998
						83,486,156

International Stocks 9.9%
Developed Markets 9.9%
Schwab International Equity ETF	26,025,238	4,224,312	(8,295,335)	1,918,842	4,348,551	28,221,608	1,140,267	961,888

Real Estate 2.5%
U.S. REITs 2.5%
Schwab U.S. REIT ETF	7,997,289	1,977,539	(2,951,836)	142,103	(80,164)	7,084,931	329,685	242,729

Fixed Income 56.1%
Inflation-Protected Bond 5.9%
Schwab U.S. TIPS ETF	15,720,647	2,622,050	(1,461,443)	(86,942)	(85,015)	16,709,297	627,933	647,003
Intermediate-Term Bond 44.0%
Schwab U.S. Aggregate Bond ETF	118,684,694	20,054,318	(13,180,564)	(1,679,994)	1,969,859	125,848,313	5,419,824	5,049,553
Treasury Bond 6.2%
Schwab Short-Term U.S. Treasury ETF	16,622,735	3,053,397	(1,805,329)	(50,817)	(5,296)	17,814,690	734,021	695,852
						160,372,300

Money Market Funds 1.8%
Schwab Government Money Fund, Ultra Shares, 3.53% (b)	4,854,353	195,710	—	—	—	5,050,063	5,050,063	195,105
Total Affiliated Underlying Funds (Cost $228,224,379)	$270,423,258	$42,030,786	($47,368,034 )	$4,237,353	$14,891,695	$284,215,058		$8,770,638
Total Investments in Securities (Cost $228,224,379)						$284,215,058

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At March 31, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2020 Index Fund
Statement of Assets and Liabilities

As of March 31, 2026
Assets
Investments in securities, at value - affiliated issuers (cost $228,224,379)		$284,215,058
Cash		1,602,784
Receivables:
Investments sold		3,402,295
Fund shares sold		42,586
Dividends	+	7,799
Total assets		289,270,522

Liabilities
Payables:
Investments bought		3,459,075
Fund shares redeemed		73,162
Investment adviser fees	+	10,167
Total liabilities		3,542,404
Net assets		$285,728,118

Net Assets by Source
Capital received from investors		$239,150,757
Total distributable earnings	+	46,577,361
Net assets		$285,728,118

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$285,728,118		20,749,551		$13.77

See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2020 Index Fund
Statement of Operations

For the period April 1, 2025 through March 31, 2026
Investment Income
Dividends received from securities - affiliated issuers		$8,770,618
Other Interest	+	22,455
Total investment income		8,793,073

Expenses
Investment adviser fees		227,171
Total expenses		227,171
Expense reduction	–	126,147
Net expenses	–	101,024
Net investment income		8,692,049

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		20
Net realized gains on sales of securities - affiliated issuers	+	4,237,353
Net realized gains		4,237,373
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	14,891,695
Net realized and unrealized gains		19,129,068
Increase in net assets resulting from operations		$27,821,117
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2020 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/25-3/31/26		4/1/24-3/31/25
Net investment income		$8,692,049	$8,365,376
Net realized gains		4,237,373	3,045,361
Net change in unrealized appreciation (depreciation)	+	14,891,695	4,764,370
Increase in net assets resulting from operations		$27,821,117	$16,175,107

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($15,916,684 )	($12,618,912 )

TRANSACTIONS IN FUND SHARES
	4/1/25-3/31/26			4/1/24-3/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,527,938	$49,377,243	3,655,465	$48,822,203
Shares reinvested		1,069,946	14,904,344	904,566	11,831,712
Shares redeemed	+	(4,460,928)	(62,060,817)	(5,141,342)	(68,933,168)
Net transactions in fund shares		136,956	$2,220,770	(581,311)	($8,279,253 )

SHARES OUTSTANDING AND NET ASSETS
	4/1/25-3/31/26			4/1/24-3/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		20,612,595	$271,602,915	21,193,906	$276,325,973
Total increase (decrease)	+	136,956	14,125,203	(581,311)	(4,723,058)
End of period		20,749,551	$285,728,118	20,612,595	$271,602,915
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2025 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/25– 3/31/26	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22
Per-Share Data
Net asset value at beginning of period	$14.49	$14.11	$12.89	$13.98	$13.83
Income (loss) from investment operations:
Net investment income (loss)[1]	0.47	0.43	0.37	0.30	0.27
Net realized and unrealized gains (losses)	1.10	0.44	1.20	(1.11)	0.16
Total from investment operations	1.57	0.87	1.57	(0.81)	0.43
Less distributions:
Distributions from net investment income	(0.46)	(0.43)	(0.35)	(0.28)	(0.26)
Distributions from net realized gains	(0.36)	(0.06)	—	—	(0.02)
Total distributions	(0.82)	(0.49)	(0.35)	(0.28)	(0.28)
Net asset value at end of period	$15.24	$14.49	$14.11	$12.89	$13.98
Total return	10.79%	6.19%	12.29%	(5.67%)	3.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.03%	0.03%	0.03%	0.04%[3]	0.04%
Total expenses[2]	0.08%	0.08%	0.08%	0.08%[3]	0.08%
Net investment income (loss)	3.02%	2.94%	2.77%	2.34%	1.90%
Portfolio turnover rate	16%	23%	19%	18%	12%
Net assets, end of period (x 1,000,000)	$636	$575	$559	$477	$518

[1]	Calculated based on the average shares outstanding during the period.
[2]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05%, 0.04%, and 0.04%, respectively, for the periods ended March 31,
2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022.

[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2025 Index Fund
Portfolio Holdings  as of March 31, 2026

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/26	BALANCE OF SHARES HELD AT 3/31/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.6% OF NET ASSETS

U.S. Stocks 30.4%
Large-Cap 28.6%
Schwab U.S. Large-Cap ETF	$166,038,001	$27,315,460	($36,986,242 )	$2,194,379	$23,481,479	$182,043,077	7,099,964	$2,095,271
Small-Cap 1.8%
Schwab U.S. Small-Cap ETF	10,381,200	1,205,650	(2,661,184)	250,450	2,185,934	11,362,050	390,717	140,312
						193,405,127

International Stocks 10.8%
Developed Markets 10.8%
Schwab International Equity ETF	59,885,651	13,001,172	(19,070,055)	3,047,468	11,617,851	68,482,087	2,766,953	2,323,354

Real Estate 2.6%
U.S. REITs 2.6%
Schwab U.S. REIT ETF	17,602,192	4,897,340	(5,999,288)	217,983	(106,564)	16,611,663	772,995	562,909

Fixed Income 54.2%
Inflation-Protected Bond 5.6%
Schwab U.S. TIPS ETF	32,084,180	6,847,908	(2,776,731)	(300,085)	(57,744)	35,797,528	1,345,266	1,360,253
Intermediate-Term Bond 42.7%
Schwab U.S. Aggregate Bond ETF	243,521,680	55,163,784	(27,936,558)	(4,172,578)	4,776,052	271,352,380	11,686,149	10,730,583
Treasury Bond 5.9%
Schwab Short-Term U.S. Treasury ETF	33,624,639	7,318,654	(3,211,283)	(129,516)	12,074	37,614,568	1,549,838	1,455,876
						344,764,476

Money Market Funds 1.6%
Schwab Government Money Fund, Ultra Shares, 3.53% (b)	7,991,492	1,832,428	—	—	—	9,823,920	9,823,920	333,763
Total Affiliated Underlying Funds (Cost $502,517,649)	$571,129,035	$117,582,396	($98,641,341 )	$1,108,101	$41,909,082	$633,087,273		$19,002,321
Total Investments in Securities (Cost $502,517,649)						$633,087,273

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At March 31, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2025 Index Fund
Statement of Assets and Liabilities

As of March 31, 2026
Assets
Investments in securities, at value - affiliated issuers (cost $502,517,649)		$633,087,273
Cash		2,864,933
Receivables:
Investments sold		7,951,166
Fund shares sold		142,212
Dividends	+	15,171
Total assets		644,060,755

Liabilities
Payables:
Investments bought		7,703,932
Fund shares redeemed		687,865
Investment adviser fees	+	22,409
Total liabilities		8,414,206
Net assets		$635,646,549

Net Assets by Source
Capital received from investors		$524,194,086
Total distributable earnings	+	111,452,463
Net assets		$635,646,549

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$635,646,549		41,711,422		$15.24

See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2025 Index Fund
Statement of Operations

For the period April 1, 2025 through March 31, 2026
Investment Income
Dividends received from securities - affiliated issuers		$19,002,288
Other Interest	+	69,216
Total investment income		19,071,504

Expenses
Investment adviser fees		499,655
Total expenses		499,655
Expense reduction	–	296,268
Net expenses	–	203,387
Net investment income		18,868,117

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		33
Net realized gains on sales of securities - affiliated issuers	+	1,108,101
Net realized gains		1,108,134
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	41,909,082
Net realized and unrealized gains		43,017,216
Increase in net assets resulting from operations		$61,885,333
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2025 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/25-3/31/26		4/1/24-3/31/25
Net investment income		$18,868,117	$17,100,220
Net realized gains		1,108,134	5,704,722
Net change in unrealized appreciation (depreciation)	+	41,909,082	11,879,382
Increase in net assets resulting from operations		$61,885,333	$34,684,324

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($33,052,415 )	($19,099,475 )

TRANSACTIONS IN FUND SHARES
	4/1/25-3/31/26			4/1/24-3/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		11,006,854	$169,970,528	11,642,351	$170,338,555
Shares reinvested		1,985,130	30,610,708	1,247,983	17,945,992
Shares redeemed	+	(10,956,111)	(168,696,497)	(12,792,579)	(187,461,982)
Net transactions in fund shares		2,035,873	$31,884,739	97,755	$822,565

SHARES OUTSTANDING AND NET ASSETS
	4/1/25-3/31/26			4/1/24-3/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		39,675,549	$574,928,892	39,577,794	$558,521,478
Total increase	+	2,035,873	60,717,657	97,755	16,407,414
End of period		41,711,422	$635,646,549	39,675,549	$574,928,892
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2030 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/25– 3/31/26	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22
Per-Share Data
Net asset value at beginning of period	$15.79	$15.22	$13.53	$14.73	$14.41
Income (loss) from investment operations:
Net investment income (loss)[1]	0.48	0.43	0.37	0.30	0.29
Net realized and unrealized gains (losses)	1.63	0.55	1.65	(1.23)	0.32
Total from investment operations	2.11	0.98	2.02	(0.93)	0.61
Less distributions:
Distributions from net investment income	(0.44)	(0.41)	(0.33)	(0.27)	(0.27)
Distributions from net realized gains	—	—	—	—	(0.02)
Total distributions	(0.44)	(0.41)	(0.33)	(0.27)	(0.29)
Net asset value at end of period	$17.46	$15.79	$15.22	$13.53	$14.73
Total return	13.34%	6.43%	15.05%	(6.19%)	4.11%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.04%	0.03%	0.03%	0.04%[3]	0.04%
Total expenses[2]	0.08%	0.08%	0.08%	0.08%[3]	0.08%
Net investment income (loss)	2.76%	2.69%	2.59%	2.23%	1.88%
Portfolio turnover rate	12%	15%	11%	14%	9%
Net assets, end of period (x 1,000,000)	$1,687	$1,281	$1,091	$806	$803

[1]	Calculated based on the average shares outstanding during the period.
[2]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04%, 0.05%, 0.05%, 0.04%, and 0.04%, respectively, for the periods ended March 31,
2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022.

[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2030 Index Fund
Portfolio Holdings  as of March 31, 2026

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/26	BALANCE OF SHARES HELD AT 3/31/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 37.4%
Large-Cap 34.9%
Schwab U.S. Large-Cap ETF	$466,305,069	$121,715,677	($72,263,342 )	$229,965	$72,590,215	$588,577,584	22,955,444	$6,478,443
Small-Cap 2.5%
Schwab U.S. Small-Cap ETF	34,480,220	8,932,200	(9,672,064)	250,603	8,212,525	42,203,484	1,451,289	509,475
						630,781,068

International Stocks 15.7%
Developed Markets 14.0%
Schwab International Equity ETF	180,595,079	56,699,660	(46,876,501)	2,988,324	43,747,592	237,154,154	9,581,986	7,761,313
Emerging Markets 1.7%
Schwab Emerging Markets Equity ETF	24,152,368	6,915,716	(8,031,352)	615,178	4,319,938	27,971,848	848,918	878,761
						265,126,002

Real Estate 3.2%
U.S. REITs 3.2%
Schwab U.S. REIT ETF	50,467,300	21,504,322	(17,961,665)	292,220	88,239	54,390,416	2,530,964	1,767,509

Fixed Income 42.1%
Inflation-Protected Bond 2.6%
Schwab U.S. TIPS ETF	26,766,091	18,945,221	(1,470,666)	(232,427)	(90,356)	43,917,863	1,650,427	1,205,614
Intermediate-Term Bond 36.2%
Schwab U.S. Aggregate Bond ETF	443,774,365	191,602,986	(24,909,785)	(4,139,369)	4,561,442	610,889,639	26,308,770	21,337,566
Treasury Bond 3.3%
Schwab Short-Term U.S. Treasury ETF	35,270,923	23,224,897	(3,445,090)	(146,154)	(55,759)	54,848,817	2,259,943	1,693,343
						709,656,319

Money Market Funds 1.0%
Schwab Government Money Fund, Ultra Shares, 3.53% (b)	10,621,035	6,469,160	—	—	—	17,090,195	17,090,195	477,163
Total Affiliated Underlying Funds (Cost $1,333,367,395)	$1,272,432,450	$456,009,839	($184,630,465 )	($141,660 )	$133,373,836	$1,677,044,000		$42,109,187
Total Investments in Securities (Cost $1,333,367,395)						$1,677,044,000

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At March 31, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2030 Index Fund
Statement of Assets and Liabilities

As of March 31, 2026
Assets
Investments in securities, at value - affiliated issuers (cost $1,333,367,395)		$1,677,044,000
Cash		11,350,844
Receivables:
Investments sold		20,473,390
Fund shares sold		2,473,938
Dividends	+	26,392
Total assets		1,711,368,564

Liabilities
Payables:
Investments bought		21,414,415
Fund shares redeemed		2,565,371
Investment adviser fees	+	55,209
Total liabilities		24,034,995
Net assets		$1,687,333,569

Net Assets by Source
Capital received from investors		$1,366,345,216
Total distributable earnings	+	320,988,353
Net assets		$1,687,333,569

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,687,333,569		96,639,463		$17.46

See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2030 Index Fund
Statement of Operations

For the period April 1, 2025 through March 31, 2026
Investment Income
Dividends received from securities - affiliated issuers		$42,109,144
Other Interest	+	205,731
Total investment income		42,314,875

Expenses
Investment adviser fees		1,212,155
Total expenses		1,212,155
Expense reduction	–	668,062
Net expenses	–	544,093
Net investment income		41,770,782

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		43
Net realized losses on sales of securities - affiliated issuers	+	(141,660)
Net realized losses		(141,617)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	133,373,836
Net realized and unrealized gains		133,232,219
Increase in net assets resulting from operations		$175,003,001
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2030 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/25-3/31/26		4/1/24-3/31/25
Net investment income		$41,770,782	$32,425,037
Net realized losses		(141,617)	(6,207,874)
Net change in unrealized appreciation (depreciation)	+	133,373,836	44,691,261
Increase in net assets resulting from operations		$175,003,001	$70,908,424

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($40,290,101 )	($31,363,490 )

TRANSACTIONS IN FUND SHARES
	4/1/25-3/31/26			4/1/24-3/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		32,630,806	$567,094,738	26,131,937	$415,486,786
Shares reinvested		2,124,259	37,599,387	1,885,393	29,694,942
Shares redeemed	+	(19,291,618)	(333,557,357)	(18,537,079)	(294,652,383)
Net transactions in fund shares		15,463,447	$271,136,768	9,480,251	$150,529,345

SHARES OUTSTANDING AND NET ASSETS
	4/1/25-3/31/26			4/1/24-3/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		81,176,016	$1,281,483,901	71,695,765	$1,091,409,622
Total increase	+	15,463,447	405,849,668	9,480,251	190,074,279
End of period		96,639,463	$1,687,333,569	81,176,016	$1,281,483,901
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2035 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/25– 3/31/26	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22
Per-Share Data
Net asset value at beginning of period	$16.72	$16.06	$14.02	$15.31	$14.86
Income (loss) from investment operations:
Net investment income (loss)[1]	0.47	0.42	0.37	0.30	0.30
Net realized and unrealized gains (losses)	2.07	0.64	2.00	(1.32)	0.44
Total from investment operations	2.54	1.06	2.37	(1.02)	0.74
Less distributions:
Distributions from net investment income	(0.43)	(0.40)	(0.33)	(0.27)	(0.28)
Distributions from net realized gains	—	—	—	—	(0.01)
Total distributions	(0.43)	(0.40)	(0.33)	(0.27)	(0.29)
Net asset value at end of period	$18.83	$16.72	$16.06	$14.02	$15.31
Total return	15.17%	6.57%	17.00%	(6.59%)	4.88%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.03%	0.03%	0.03%	0.04%[3]	0.04%
Total expenses[2]	0.08%	0.08%	0.08%	0.08%[3]	0.08%
Net investment income (loss)	2.56%	2.52%	2.48%	2.16%	1.88%
Portfolio turnover rate	11%	14%	10%	13%	12%
Net assets, end of period (x 1,000,000)	$1,438	$1,025	$793	$524	$488

[1]	Calculated based on the average shares outstanding during the period.
[2]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05%, 0.04%, and 0.04%, respectively, for the periods ended March 31,
2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022.

[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2035 Index Fund
Portfolio Holdings  as of March 31, 2026

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/26	BALANCE OF SHARES HELD AT 3/31/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 44.1%
Large-Cap 40.8%
Schwab U.S. Large-Cap ETF	$428,686,291	$138,819,472	($47,942,667 )	($257,976 )	$67,002,145	$586,307,265	22,866,898	$6,237,586
Small-Cap 3.3%
Schwab U.S. Small-Cap ETF	35,295,187	10,421,701	(7,316,892)	85,925	8,834,392	47,320,313	1,627,246	541,848
						633,627,578

International Stocks 20.1%
Developed Markets 17.1%
Schwab International Equity ETF	174,510,672	68,658,028	(43,734,944)	1,747,791	44,379,810	245,561,357	9,921,671	7,787,706
Emerging Markets 3.0%
Schwab Emerging Markets Equity ETF	30,284,735	9,925,423	(2,847,199)	106,992	5,964,509	43,434,460	1,318,193	1,137,665
						288,995,817

Real Estate 3.7%
U.S. REITs 3.7%
Schwab U.S. REIT ETF	46,661,987	23,418,384	(16,785,635)	211,748	134,813	53,641,297	2,496,105	1,684,064

Fixed Income 30.9%
Inflation-Protected Bond 0.7%
Schwab U.S. TIPS ETF	4,865,315	5,083,487	—	—	(58,796)	9,890,006	371,665	213,806
Intermediate-Term Bond 28.8%
Schwab U.S. Aggregate Bond ETF	279,153,108	150,077,364	(15,698,800)	(2,445,636)	2,569,974	413,656,010	17,814,643	13,936,427
Treasury Bond 1.4%
Schwab Short-Term U.S. Treasury ETF	12,958,762	9,117,039	(1,056,219)	(40,506)	(41,056)	20,938,020	862,712	634,379
						444,484,036

Money Market Funds 0.7%
Schwab Government Money Fund, Ultra Shares, 3.53% (b)	4,829,862	5,228,854	—	—	—	10,058,716	10,058,716	236,025
Total Affiliated Underlying Funds (Cost $1,133,287,771)	$1,017,245,919	$420,749,752	($135,382,356 )	($591,662 )	$128,785,791	$1,430,807,444		$32,409,506
Total Investments in Securities (Cost $1,133,287,771)						$1,430,807,444

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At March 31, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2035 Index Fund
Statement of Assets and Liabilities

As of March 31, 2026
Assets
Investments in securities, at value - affiliated issuers (cost $1,133,287,771)		$1,430,807,444
Cash		9,615,485
Receivables:
Investments sold		14,550,574
Fund shares sold		800,215
Dividends	+	15,533
Total assets		1,455,789,251

Liabilities
Payables:
Investments bought		15,733,272
Fund shares redeemed		1,713,081
Investment adviser fees	+	46,746
Total liabilities		17,493,099
Net assets		$1,438,296,152

Net Assets by Source
Capital received from investors		$1,158,423,502
Total distributable earnings	+	279,872,650
Net assets		$1,438,296,152

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,438,296,152		76,400,070		$18.83

See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2035 Index Fund
Statement of Operations

For the period April 1, 2025 through March 31, 2026
Investment Income
Dividends received from securities - affiliated issuers		$32,409,486
Other Interest	+	169,855
Total investment income		32,579,341

Expenses
Investment adviser fees		1,005,906
Total expenses		1,005,906
Expense reduction	–	571,798
Net expenses	–	434,108
Net investment income		32,145,233

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		20
Net realized losses on sales of securities - affiliated issuers	+	(591,662)
Net realized losses		(591,642)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	128,785,791
Net realized and unrealized gains		128,194,149
Increase in net assets resulting from operations		$160,339,382
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2035 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/25-3/31/26		4/1/24-3/31/25
Net investment income		$32,145,233	$23,349,996
Net realized losses		(591,642)	(6,635,896)
Net change in unrealized appreciation (depreciation)	+	128,785,791	37,630,439
Increase in net assets resulting from operations		$160,339,382	$54,344,539

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($30,832,110 )	($22,331,715 )

TRANSACTIONS IN FUND SHARES
	4/1/25-3/31/26			4/1/24-3/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		27,235,619	$507,407,317	23,167,237	$389,625,946
Shares reinvested		1,543,357	29,508,990	1,279,863	21,424,907
Shares redeemed	+	(13,684,419)	(253,014,431)	(12,529,593)	(211,554,757)
Net transactions in fund shares		15,094,557	$283,901,876	11,917,507	$199,496,096

SHARES OUTSTANDING AND NET ASSETS
	4/1/25-3/31/26			4/1/24-3/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		61,305,513	$1,024,887,004	49,388,006	$793,378,084
Total increase	+	15,094,557	413,409,148	11,917,507	231,508,920
End of period		76,400,070	$1,438,296,152	61,305,513	$1,024,887,004
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2040 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/25– 3/31/26	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22
Per-Share Data
Net asset value at beginning of period	$17.46	$16.74	$14.41	$15.80	$15.24
Income (loss) from investment operations:
Net investment income (loss)[1]	0.47	0.42	0.36	0.30	0.31
Net realized and unrealized gains (losses)	2.44	0.70	2.30	(1.41)	0.55
Total from investment operations	2.91	1.12	2.66	(1.11)	0.86
Less distributions:
Distributions from net investment income	(0.45)	(0.40)	(0.33)	(0.28)	(0.29)
Distributions from net realized gains	—	—	—	—	(0.01)
Total distributions	(0.45)	(0.40)	(0.33)	(0.28)	(0.30)
Net asset value at end of period	$19.92	$17.46	$16.74	$14.41	$15.80
Total return	16.62%	6.68%	18.56%	(6.96%)	5.53%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.04%	0.03%	0.03%	0.04%[3]	0.04%
Total expenses[2]	0.08%	0.08%	0.08%	0.08%[3]	0.08%
Net investment income (loss)	2.40%	2.37%	2.38%	2.13%	1.90%
Portfolio turnover rate	10%	13%	8%	12%	9%
Net assets, end of period (x 1,000,000)	$1,557	$1,194	$1,000	$660	$631

[1]	Calculated based on the average shares outstanding during the period.
[2]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04%, 0.05%, 0.05%, 0.04%, and 0.04% respectively, for the periods ended March 31, 2026,
March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022.

[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2040 Index Fund
Portfolio Holdings  as of March 31, 2026

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/26	BALANCE OF SHARES HELD AT 3/31/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 48.9%
Large-Cap 44.7%
Schwab U.S. Large-Cap ETF	$543,923,224	$113,559,415	($47,174,110 )	$629,995	$85,001,586	$695,940,110	27,142,750	$7,621,389
Small-Cap 4.2%
Schwab U.S. Small-Cap ETF	51,547,101	10,514,230	(10,203,786)	386,573	12,531,408	64,775,526	2,227,494	764,816
						760,715,636

International Stocks 23.6%
Developed Markets 19.4%
Schwab International Equity ETF	230,802,772	59,065,385	(47,418,864)	3,991,544	56,089,204	302,530,041	12,223,436	9,883,145
Emerging Markets 4.2%
Schwab Emerging Markets Equity ETF	47,355,114	12,739,997	(4,526,336)	311,162	9,170,151	65,050,088	1,974,206	1,674,604
						367,580,129

Real Estate 4.1%
U.S. REITs 4.1%
Schwab U.S. REIT ETF	59,053,705	22,372,335	(18,719,549)	433,415	11,876	63,151,782	2,938,659	2,059,548

Fixed Income 22.4%
Intermediate-Term Bond 21.7%
Schwab U.S. Aggregate Bond ETF	241,930,610	111,327,155	(15,305,827)	(2,376,912)	2,601,193	338,176,219	14,564,006	11,719,470
Treasury Bond 0.7%
Schwab Short-Term U.S. Treasury ETF	7,947,351	4,188,948	(704,365)	(27,475)	(11,660)	11,392,799	469,419	365,098
						349,569,018

Money Market Funds 0.5%
Schwab Government Money Fund, Ultra Shares, 3.53% (b)	3,974,424	3,684,126	—	—	—	7,658,550	7,658,550	189,072
Total Affiliated Underlying Funds (Cost $1,155,644,763)	$1,186,534,301	$337,451,591	($144,052,837 )	$3,348,302	$165,393,758	$1,548,675,115		$34,277,142
Total Investments in Securities (Cost $1,155,644,763)						$1,548,675,115

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At March 31, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2040 Index Fund
Statement of Assets and Liabilities

As of March 31, 2026
Assets
Investments in securities, at value - affiliated issuers (cost $1,155,644,763)		$1,548,675,115
Cash		9,512,305
Receivables:
Investments sold		13,174,073
Fund shares sold		1,222,759
Dividends	+	11,827
Total assets		1,572,596,079

Liabilities
Payables:
Investments bought		14,941,969
Fund shares redeemed		866,723
Investment adviser fees	+	59,149
Total liabilities		15,867,841
Net assets		$1,556,728,238

Net Assets by Source
Capital received from investors		$1,178,390,643
Total distributable earnings	+	378,337,595
Net assets		$1,556,728,238

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,556,728,238		78,131,830		$19.92

See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2040 Index Fund
Statement of Operations

For the period April 1, 2025 through March 31, 2026
Investment Income
Dividends received from securities - affiliated issuers		$34,277,126
Other Interest	+	168,499
Total investment income		34,445,625

Expenses
Investment adviser fees		1,130,883
Total expenses		1,130,883
Expense reduction	–	636,048
Net expenses	–	494,835
Net investment income		33,950,790

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		16
Net realized gains on sales of securities - affiliated issuers	+	3,348,302
Net realized gains		3,348,318
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	165,393,758
Net realized and unrealized gains		168,742,076
Increase in net assets resulting from operations		$202,692,866
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2040 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/25-3/31/26		4/1/24-3/31/25
Net investment income		$33,950,790	$26,630,571
Net realized gains (losses)		3,348,318	(5,200,955)
Net change in unrealized appreciation (depreciation)	+	165,393,758	47,629,839
Increase in net assets resulting from operations		$202,692,866	$69,059,455

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($32,983,455 )	($25,860,446 )

TRANSACTIONS IN FUND SHARES
	4/1/25-3/31/26			4/1/24-3/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		21,023,158	$413,235,413	19,821,740	$348,258,083
Shares reinvested		1,578,858	32,003,463	1,437,300	25,210,241
Shares redeemed	+	(12,868,367)	(252,446,683)	(12,607,104)	(222,723,134)
Net transactions in fund shares		9,733,649	$192,792,193	8,651,936	$150,745,190

SHARES OUTSTANDING AND NET ASSETS
	4/1/25-3/31/26			4/1/24-3/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		68,398,181	$1,194,226,634	59,746,245	$1,000,282,435
Total increase	+	9,733,649	362,501,604	8,651,936	193,944,199
End of period		78,131,830	$1,556,728,238	68,398,181	$1,194,226,634
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2045 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/25– 3/31/26	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22
Per-Share Data
Net asset value at beginning of period	$18.12	$17.34	$14.77	$16.23	$15.57
Income (loss) from investment operations:
Net investment income (loss)[1]	0.47	0.41	0.36	0.30	0.32
Net realized and unrealized gains (losses)	2.78	0.76	2.54	(1.49)	0.65
Total from investment operations	3.25	1.17	2.90	(1.19)	0.97
Less distributions:
Distributions from net investment income	(0.44)	(0.39)	(0.33)	(0.27)	(0.30)
Distributions from net realized gains	—	—	—	—	(0.01)
Total distributions	(0.44)	(0.39)	(0.33)	(0.27)	(0.31)
Net asset value at end of period	$20.93	$18.12	$17.34	$14.77	$16.23
Total return	17.90%	6.72%	19.78%	(7.21%)	6.11%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.03%	0.03%	0.03%	0.04%[3]	0.03%
Total expenses[2]	0.08%	0.08%	0.08%	0.08%[3]	0.08%
Net investment income (loss)	2.29%	2.26%	2.31%	2.11%	1.92%
Portfolio turnover rate	10%	14%	8%	10%	10%
Net assets, end of period (x 1,000,000)	$1,054	$764	$613	$411	$362

[1]	Calculated based on the average shares outstanding during the period.
[2]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05%, 0.04% and 0.05% respectively, for the periods ended March 31, 2026,
March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022.

[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2045 Index Fund
Portfolio Holdings  as of March 31, 2026

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/26	BALANCE OF SHARES HELD AT 3/31/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 52.8%
Large-Cap 47.8%
Schwab U.S. Large-Cap ETF	$370,468,021	$102,104,190	($26,932,941 )	($1,889 )	$58,307,230	$503,944,611	19,654,626	$5,410,163
Small-Cap 5.0%
Schwab U.S. Small-Cap ETF	39,053,171	9,930,825	(6,353,110)	97,794	9,829,349	52,558,029	1,807,360	602,085
						556,502,640

International Stocks 26.7%
Developed Markets 21.4%
Schwab International Equity ETF	162,395,007	54,450,708	(34,455,258)	1,480,643	41,673,620	225,544,720	9,112,918	7,250,420
Emerging Markets 5.3%
Schwab Emerging Markets Equity ETF	37,746,197	14,935,662	(4,327,905)	96,948	7,449,004	55,899,906	1,696,507	1,403,416
						281,444,626

Real Estate 4.3%
U.S. REITs 4.3%
Schwab U.S. REIT ETF	40,093,220	19,078,350	(13,780,811)	275,154	62,551	45,728,464	2,127,895	1,458,941

Fixed Income 15.4%
Intermediate-Term Bond 14.9%
Schwab U.S. Aggregate Bond ETF	104,123,214	60,414,657	(7,136,605)	(980,496)	987,006	157,407,776	6,778,974	5,238,623
Treasury Bond 0.5%
Schwab Short-Term U.S. Treasury ETF	3,980,564	1,539,442	—	—	(14,575)	5,505,431	226,841	183,694
						162,913,207

Money Market Funds 0.3%
Schwab Government Money Fund, Ultra Shares, 3.53% (b)	1,438,865	1,467,566	—	—	—	2,906,431	2,906,431	69,564
Total Affiliated Underlying Funds (Cost $780,449,065)	$759,298,259	$263,921,400	($92,986,630 )	$968,154	$118,294,185	$1,049,495,368		$21,616,906
Total Investments in Securities (Cost $780,449,065)						$1,049,495,368

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At March 31, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2045 Index Fund
Statement of Assets and Liabilities

As of March 31, 2026
Assets
Investments in securities, at value - affiliated issuers (cost $780,449,065)		$1,049,495,368
Cash		6,714,081
Receivables:
Investments sold		8,084,821
Fund shares sold		985,731
Dividends	+	4,487
Total assets		1,065,284,488

Liabilities
Payables:
Investments bought		9,951,590
Fund shares redeemed		861,465
Investment adviser fees	+	36,785
Total liabilities		10,849,840
Net assets		$1,054,434,648

Net Assets by Source
Capital received from investors		$794,742,320
Total distributable earnings	+	259,692,328
Net assets		$1,054,434,648

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,054,434,648		50,368,691		$20.93

See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2045 Index Fund
Statement of Operations

For the period April 1, 2025 through March 31, 2026
Investment Income
Dividends received from securities - affiliated issuers		$21,616,900
Other Interest	+	97,877
Total investment income		21,714,777

Expenses
Investment adviser fees		748,945
Total expenses		748,945
Expense reduction	–	430,509
Net expenses	–	318,436
Net investment income		21,396,341

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		6
Net realized gains on sales of securities - affiliated issuers	+	968,154
Net realized gains		968,160
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	118,294,185
Net realized and unrealized gains		119,262,345
Increase in net assets resulting from operations		$140,658,686
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2045 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/25-3/31/26		4/1/24-3/31/25
Net investment income		$21,396,341	$16,034,639
Net realized gains (losses)		968,160	(3,234,566)
Net change in unrealized appreciation (depreciation)	+	118,294,185	30,521,074
Increase in net assets resulting from operations		$140,658,686	$43,321,147

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($20,730,749 )	($15,556,428 )

TRANSACTIONS IN FUND SHARES
	4/1/25-3/31/26			4/1/24-3/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		15,226,333	$312,665,216	13,413,654	$244,669,233
Shares reinvested		933,467	19,892,170	827,205	15,096,487
Shares redeemed	+	(7,948,088)	(162,139,497)	(7,415,110)	(136,088,595)
Net transactions in fund shares		8,211,712	$170,417,889	6,825,749	$123,677,125

SHARES OUTSTANDING AND NET ASSETS
	4/1/25-3/31/26			4/1/24-3/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		42,156,979	$764,088,822	35,331,230	$612,646,978
Total increase	+	8,211,712	290,345,826	6,825,749	151,441,844
End of period		50,368,691	$1,054,434,648	42,156,979	$764,088,822
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2050 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/25– 3/31/26	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22
Per-Share Data
Net asset value at beginning of period	$18.48	$17.65	$14.93	$16.44	$15.73
Income (loss) from investment operations:
Net investment income (loss)[1]	0.46	0.41	0.36	0.31	0.33
Net realized and unrealized gains (losses)	3.02	0.80	2.69	(1.55)	0.69
Total from investment operations	3.48	1.21	3.05	(1.24)	1.02
Less distributions:
Distributions from net investment income	(0.44)	(0.38)	(0.33)	(0.27)	(0.30)
Distributions from net realized gains	—	—	—	—	(0.01)
Total distributions	(0.44)	(0.38)	(0.33)	(0.27)	(0.31)
Net asset value at end of period	$21.52	$18.48	$17.65	$14.93	$16.44
Total return	18.77%	6.83%	20.58%	(7.41%)	6.37%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.03%	0.02%	0.03%	0.04%[3]	0.03%
Total expenses[2]	0.08%	0.08%	0.08%	0.08%[3]	0.08%
Net investment income (loss)	2.20%	2.19%	2.27%	2.11%	1.94%
Portfolio turnover rate	10%	12%	6%	9%	8%
Net assets, end of period (x 1,000,000)	$1,430	$1,033	$801	$511	$450

[1]	Calculated based on the average shares outstanding during the period.
[2]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.06%, 0.05%, 0.04% and 0.05%, respectively, for the periods ended March 31, 2026,
March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022 .

[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2050 Index Fund
Portfolio Holdings  as of March 31, 2026

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/26	BALANCE OF SHARES HELD AT 3/31/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 55.5%
Large-Cap 49.8%
Schwab U.S. Large-Cap ETF	$519,842,887	$145,810,837	($35,990,177 )	($208,501 )	$82,761,772	$712,216,818	27,777,567	$7,662,632
Small-Cap 5.7%
Schwab U.S. Small-Cap ETF	60,044,014	17,090,072	(10,636,607)	49,836	15,398,525	81,945,840	2,817,945	938,094
						794,162,658

International Stocks 29.3%
Developed Markets 22.9%
Schwab International Equity ETF	234,826,043	75,966,032	(45,955,747)	2,430,004	60,544,077	327,810,409	13,244,865	10,560,130
Emerging Markets 6.4%
Schwab Emerging Markets Equity ETF	60,645,536	24,069,582	(5,793,652)	306,013	12,054,268	91,281,747	2,770,311	2,284,590
						419,092,156

Real Estate 4.5%
U.S. REITs 4.5%
Schwab U.S. REIT ETF	56,558,717	26,329,786	(18,695,358)	316,138	154,879	64,664,162	3,009,035	2,081,891

Fixed Income 10.0%
Intermediate-Term Bond 10.0%
Schwab U.S. Aggregate Bond ETF	94,922,441	53,729,173	(6,067,423)	(893,041)	923,188	142,614,338	6,141,875	4,803,700

Money Market Funds 0.1%
Schwab Government Money Fund, Ultra Shares, 3.53% (b)	1,109,979	44,750	—	—	—	1,154,729	1,154,729	44,612
Total Affiliated Underlying Funds (Cost $1,058,132,181)	$1,027,949,617	$343,040,232	($123,138,964 )	$2,000,449	$171,836,709	$1,421,688,043		$28,375,649
Total Investments in Securities (Cost $1,058,132,181)						$1,421,688,043

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At March 31, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2050 Index Fund
Statement of Assets and Liabilities

As of March 31, 2026
Assets
Investments in securities, at value - affiliated issuers (cost $1,058,132,181)		$1,421,688,043
Cash		9,738,728
Receivables:
Investments sold		10,182,925
Fund shares sold		1,730,573
Dividends	+	1,784
Total assets		1,443,342,053

Liabilities
Payables:
Investments bought		12,014,300
Fund shares redeemed		1,194,086
Investment adviser fees	+	53,376
Total liabilities		13,261,762
Net assets		$1,430,080,291

Net Assets by Source
Capital received from investors		$1,075,824,901
Total distributable earnings	+	354,255,390
Net assets		$1,430,080,291

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,430,080,291		66,442,053		$21.52

See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2050 Index Fund
Statement of Operations

For the period April 1, 2025 through March 31, 2026
Investment Income
Dividends received from securities - affiliated issuers		$28,375,644
Other Interest	+	125,987
Total investment income		28,501,631

Expenses
Investment adviser fees		1,021,025
Total expenses		1,021,025
Expense reduction	–	599,568
Net expenses	–	421,457
Net investment income		28,080,174

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		5
Net realized gains on sales of securities - affiliated issuers	+	2,000,449
Net realized gains		2,000,454
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	171,836,709
Net realized and unrealized gains		173,837,163
Increase in net assets resulting from operations		$201,917,337
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2050 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/25-3/31/26		4/1/24-3/31/25
Net investment income		$28,080,174	$20,551,018
Net realized gains (losses)		2,000,454	(3,806,171)
Net change in unrealized appreciation (depreciation)	+	171,836,709	39,888,806
Increase in net assets resulting from operations		$201,917,337	$56,633,653

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($27,311,448 )	($19,965,341 )

TRANSACTIONS IN FUND SHARES
	4/1/25-3/31/26			4/1/24-3/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		19,103,098	$401,488,438	17,958,118	$334,496,655
Shares reinvested		1,218,635	26,724,665	1,048,983	19,542,560
Shares redeemed	+	(9,807,381)	(206,031,891)	(8,477,267)	(158,756,058)
Net transactions in fund shares		10,514,352	$222,181,212	10,529,834	$195,283,157

SHARES OUTSTANDING AND NET ASSETS
	4/1/25-3/31/26			4/1/24-3/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		55,927,701	$1,033,293,190	45,397,867	$801,341,721
Total increase	+	10,514,352	396,787,101	10,529,834	231,951,469
End of period		66,442,053	$1,430,080,291	55,927,701	$1,033,293,190
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2055 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/25– 3/31/26	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22
Per-Share Data
Net asset value at beginning of period	$18.75	$17.90	$15.09	$16.62	$15.88
Income (loss) from investment operations:
Net investment income (loss)[1]	0.46	0.41	0.36	0.31	0.33
Net realized and unrealized gains (losses)	3.17	0.82	2.78	(1.57)	0.73
Total from investment operations	3.63	1.23	3.14	(1.26)	1.06
Less distributions:
Distributions from net investment income	(0.43)	(0.38)	(0.33)	(0.27)	(0.31)
Distributions from net realized gains	—	—	—	—	(0.01)
Total distributions	(0.43)	(0.38)	(0.33)	(0.27)	(0.32)
Net asset value at end of period	$21.95	$18.75	$17.90	$15.09	$16.62
Total return	19.33%	6.83%	20.98%	(7.47%)	6.51%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.03%	0.02%	0.03%	0.04%[3]	0.03%
Total expenses[2]	0.08%	0.08%	0.08%	0.08%[3]	0.08%
Net investment income (loss)	2.15%	2.15%	2.25%	2.11%	1.94%
Portfolio turnover rate	10%	14%	6%	8%	7%
Net assets, end of period (x 1,000,000)	$984	$686	$526	$336	$279

[1]	Calculated based on the average shares outstanding during the period.
[2]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.06%, 0.05%, 0.04% and 0.05%, respectively, for the periods ended March 31, 2026,
March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022.

[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2055 Index Fund
Portfolio Holdings  as of March 31, 2026

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/26	BALANCE OF SHARES HELD AT 3/31/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 57.0%
Large-Cap 50.9%
Schwab U.S. Large-Cap ETF	$351,570,257	$118,289,783	($25,129,182 )	($186,984 )	$56,388,165	$500,932,039	19,537,131	$5,307,963
Small-Cap 6.1%
Schwab U.S. Small-Cap ETF	42,619,826	13,261,476	(6,512,789)	(14,361)	11,190,233	60,544,385	2,081,994	678,721
						561,476,424

International Stocks 30.9%
Developed Markets 23.8%
Schwab International Equity ETF	161,601,512	63,298,801	(34,330,404)	1,379,878	42,672,194	234,621,981	9,479,676	7,422,598
Emerging Markets 7.1%
Schwab Emerging Markets Equity ETF	44,102,020	20,649,569	(4,117,571)	238,937	8,823,972	69,696,927	2,115,233	1,701,096
						304,318,908

Real Estate 4.6%
U.S. REITs 4.6%
Schwab U.S. REIT ETF	38,374,399	19,464,135	(12,780,822)	203,836	151,507	45,413,055	2,113,218	1,440,851

Fixed Income 6.9%
Intermediate-Term Bond 6.9%
Schwab U.S. Aggregate Bond ETF	44,034,062	26,408,446	(2,907,482)	(419,956)	448,861	67,563,931	2,909,730	2,263,670

Money Market Funds 0.1%
Schwab Government Money Fund, Ultra Shares, 3.53% (b)	75,716	506,465	—	—	—	582,181	582,181	7,234
Total Affiliated Underlying Funds (Cost $734,523,770)	$682,377,792	$261,878,675	($85,778,250 )	$1,201,350	$119,674,932	$979,354,499		$18,822,133
Total Investments in Securities (Cost $734,523,770)						$979,354,499

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At March 31, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2055 Index Fund
Statement of Assets and Liabilities

As of March 31, 2026
Assets
Investments in securities, at value - affiliated issuers (cost $734,523,770)		$979,354,499
Cash		6,082,875
Receivables:
Investments sold		6,623,992
Fund shares sold		1,003,716
Dividends	+	900
Total assets		993,065,982

Liabilities
Payables:
Investments bought		7,858,374
Fund shares redeemed		969,703
Investment adviser fees	+	35,295
Total liabilities		8,863,372
Net assets		$984,202,610

Net Assets by Source
Capital received from investors		$745,383,553
Total distributable earnings	+	238,819,057
Net assets		$984,202,610

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$984,202,610		44,844,341		$21.95

See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2055 Index Fund
Statement of Operations

For the period April 1, 2025 through March 31, 2026
Investment Income
Dividends received from securities - affiliated issuers		$18,822,133
Other Interest	+	83,664
Total investment income		18,905,797

Expenses
Investment adviser fees		692,170
Total expenses		692,170
Expense reduction	–	416,621
Net expenses	–	275,549
Net investment income		18,630,248

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		1,201,350
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	119,674,932
Net realized and unrealized gains		120,876,282
Increase in net assets resulting from operations		$139,506,530
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2055 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/25-3/31/26		4/1/24-3/31/25
Net investment income		$18,630,248	$13,358,757
Net realized gains (losses)		1,201,350	(2,479,113)
Net change in unrealized appreciation (depreciation)	+	119,674,932	26,249,520
Increase in net assets resulting from operations		$139,506,530	$37,129,164

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($18,106,227 )	($12,992,471 )

TRANSACTIONS IN FUND SHARES
	4/1/25-3/31/26			4/1/24-3/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,876,148	$296,869,095	12,668,648	$239,821,781
Shares reinvested		779,536	17,438,223	663,790	12,558,901
Shares redeemed	+	(6,417,042)	(137,682,970)	(6,090,366)	(115,947,685)
Net transactions in fund shares		8,238,642	$176,624,348	7,242,072	$136,432,997

SHARES OUTSTANDING AND NET ASSETS
	4/1/25-3/31/26			4/1/24-3/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		36,605,699	$686,177,959	29,363,627	$525,608,269
Total increase	+	8,238,642	298,024,651	7,242,072	160,569,690
End of period		44,844,341	$984,202,610	36,605,699	$686,177,959
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2060 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/25– 3/31/26	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22
Per-Share Data
Net asset value at beginning of period	$18.91	$18.04	$15.17	$16.73	$15.95
Income (loss) from investment operations:
Net investment income (loss)[1]	0.46	0.40	0.36	0.31	0.33
Net realized and unrealized gains (losses)	3.27	0.85	2.85	(1.59)	0.77
Total from investment operations	3.73	1.25	3.21	(1.28)	1.10
Less distributions:
Distributions from net investment income	(0.43)	(0.38)	(0.34)	(0.28)	(0.31)
Distributions from net realized gains	—	—	—	—	(0.01)
Total distributions	(0.43)	(0.38)	(0.34)	(0.28)	(0.32)
Net asset value at end of period	$22.21	$18.91	$18.04	$15.17	$16.73
Total return	19.69%	6.89%	21.30%	(7.56%)	6.74%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.03%	0.02%	0.03%	0.04%[3]	0.03%
Total expenses[2]	0.08%	0.08%	0.08%	0.08%[3]	0.08%
Net investment income (loss)	2.12%	2.11%	2.23%	2.10%	1.95%
Portfolio turnover rate	10%	13%	7%	8%	6%
Net assets, end of period (x 1,000,000)	$1,146	$794	$611	$401	$345

[1]	Calculated based on the average shares outstanding during the period.
[2]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.06%, 0.05%, 0.04%, and 0.05%, respectively, for the periods ended March 31,
2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022.

[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2060 Index Fund
Portfolio Holdings  as of March 31, 2026

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/26	BALANCE OF SHARES HELD AT 3/31/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 57.9%
Large-Cap 51.5%
Schwab U.S. Large-Cap ETF	$411,508,316	$142,413,735	($28,489,299 )	($276,538 )	$64,974,539	$590,130,753	23,016,020	$6,210,827
Small-Cap 6.4%
Schwab U.S. Small-Cap ETF	51,547,781	16,357,231	(7,563,159)	(14,176)	13,437,407	73,765,084	2,536,626	818,114
						663,895,837

International Stocks 31.9%
Developed Markets 24.4%
Schwab International Equity ETF	191,486,639	73,800,153	(37,486,003)	1,500,672	50,243,948	279,545,409	11,294,764	8,758,773
Emerging Markets 7.5%
Schwab Emerging Markets Equity ETF	54,213,979	25,670,185	(4,726,213)	253,880	10,711,660	86,123,491	2,613,763	2,084,602
						365,668,900

Real Estate 4.7%
U.S. REITs 4.7%
Schwab U.S. REIT ETF	45,147,468	23,348,060	(15,101,161)	219,367	195,636	53,809,370	2,503,926	1,692,218

Fixed Income 4.9%
Intermediate-Term Bond 4.9%
Schwab U.S. Aggregate Bond ETF	35,446,542	22,846,663	(2,466,491)	(364,796)	351,113	55,813,031	2,403,662	1,825,002
Total Affiliated Underlying Funds (Cost $851,782,320)	$789,350,725	$304,436,027	($95,832,326 )	$1,318,409	$139,914,303	$1,139,187,138		$21,389,536
Total Investments in Securities (Cost $851,782,320)						$1,139,187,138

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At March 31, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2060 Index Fund
Statement of Assets and Liabilities

As of March 31, 2026
Assets
Investments in securities, at value - affiliated issuers (cost $851,782,320)		$1,139,187,138
Cash		6,990,536
Receivables:
Investments sold		7,655,470
Fund shares sold	+	1,719,303
Total assets		1,155,552,447

Liabilities
Payables:
Investments bought		9,228,333
Fund shares redeemed		641,149
Investment adviser fees	+	41,774
Total liabilities		9,911,256
Net assets		$1,145,641,191

Net Assets by Source
Capital received from investors		$866,346,860
Total distributable earnings	+	279,294,331
Net assets		$1,145,641,191

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,145,641,191		51,586,251		$22.21

See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2060 Index Fund
Statement of Operations

For the period April 1, 2025 through March 31, 2026
Investment Income
Dividends received from securities - affiliated issuers		$21,389,536
Other Interest	+	94,779
Total investment income		21,484,315

Expenses
Investment adviser fees		798,457
Total expenses		798,457
Expense reduction	–	475,287
Net expenses	–	323,170
Net investment income		21,161,145

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		1,318,409
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	139,914,303
Net realized and unrealized gains		141,232,712
Increase in net assets resulting from operations		$162,393,857
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2060 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/25-3/31/26		4/1/24-3/31/25
Net investment income		$21,161,145	$15,077,608
Net realized gains (losses)		1,318,409	(2,203,515)
Net change in unrealized appreciation (depreciation)	+	139,914,303	29,969,462
Increase in net assets resulting from operations		$162,393,857	$42,843,555

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($20,579,188 )	($14,713,664 )

TRANSACTIONS IN FUND SHARES
	4/1/25-3/31/26			4/1/24-3/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		16,323,170	$355,606,534	14,587,484	$278,691,010
Shares reinvested		879,088	19,902,545	750,143	14,320,225
Shares redeemed	+	(7,615,431)	(165,735,475)	(7,221,785)	(138,461,291)
Net transactions in fund shares		9,586,827	$209,773,604	8,115,842	$154,549,944

SHARES OUTSTANDING AND NET ASSETS
	4/1/25-3/31/26			4/1/24-3/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		41,999,424	$794,052,918	33,883,582	$611,373,083
Total increase	+	9,586,827	351,588,273	8,115,842	182,679,835
End of period		51,586,251	$1,145,641,191	41,999,424	$794,052,918
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2065 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/25– 3/31/26	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22
Per-Share Data
Net asset value at beginning of period	$12.25	$11.67	$9.77	$10.76	$10.21
Income (loss) from investment operations:
Net investment income (loss)[1]	0.30	0.27	0.24	0.20	0.25
Net realized and unrealized gains (losses)	2.17	0.53	1.86	(1.03)	0.44 [2]
Total from investment operations	2.47	0.80	2.10	(0.83)	0.69
Less distributions:
Distributions from net investment income	(0.27)	(0.22)	(0.20)	(0.16)	(0.14)
Distributions from net realized gains	(0.01)	(0.00)[3]	—	—	—
Total distributions	(0.28)	(0.22)	(0.20)	(0.16)	(0.14)
Net asset value at end of period	$14.44	$12.25	$11.67	$9.77	$10.76
Total return	20.07%	6.81%	21.62%	(7.58%)	6.69%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[4]	0.03%	0.01%	0.02%	0.03%[5]	0.03%
Total expenses[4]	0.08%	0.08%	0.08%	0.08%[5]	0.08%
Net investment income (loss)	2.11%	2.16%	2.26%	2.13%	2.30%
Portfolio turnover rate	10%	14%	7%	19%	19%
Net assets, end of period (x 1,000,000)	$382	$212	$109	$48	$29

[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[3]	Per-share amount was less than $0.005.
[4]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.07%, 0.06%, 0.05%, and 0.05%, respectively, for the periods ended March 31,
2026, March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022.

[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2065 Index Fund
Portfolio Holdings  as of March 31, 2026

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/26	BALANCE OF SHARES HELD AT 3/31/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 58.8%
Large-Cap 52.1%
Schwab U.S. Large-Cap ETF	$111,207,687	$79,479,146	($8,539,356 )	($132,539 )	$17,181,145	$199,196,083	7,768,958	$1,913,908
Small-Cap 6.7%
Schwab U.S. Small-Cap ETF	14,384,708	9,840,691	(2,457,038)	(65,372)	4,013,211	25,716,200	884,326	256,576
						224,912,283

International Stocks 32.9%
Developed Markets 24.9%
Schwab International Equity ETF	52,392,710	39,729,111	(11,835,934)	189,128	14,941,779	95,416,794	3,855,224	2,693,125
Emerging Markets 8.0%
Schwab Emerging Markets Equity ETF	15,367,573	13,660,475	(1,619,028)	20,915	3,162,558	30,592,493	928,452	669,291
						126,009,287

Real Estate 4.8%
U.S. REITs 4.8%
Schwab U.S. REIT ETF	12,316,970	10,804,677	(4,972,110)	8,162	128,744	18,286,443	850,928	522,044

Fixed Income 2.9%
Intermediate-Term Bond 2.9%
Schwab U.S. Aggregate Bond ETF	5,261,674	6,183,178	(402,273)	(33,172)	13,243	11,022,650	474,705	305,475
Total Affiliated Underlying Funds (Cost $322,932,487)	$210,931,322	$159,697,278	($29,825,739 )	($12,878 )	$39,440,680	$380,230,663		$6,360,419
Total Investments in Securities (Cost $322,932,487)						$380,230,663

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At March 31, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2065 Index Fund
Statement of Assets and Liabilities

As of March 31, 2026
Assets
Investments in securities, at value - affiliated issuers (cost $322,932,487)		$380,230,663
Cash		2,538,793
Receivables:
Investments sold		2,286,574
Fund shares sold	+	816,560
Total assets		385,872,590

Liabilities
Payables:
Investments bought		2,973,574
Fund shares redeemed		477,049
Investment adviser fees	+	13,263
Total liabilities		3,463,886
Net assets		$382,408,704

Net Assets by Source
Capital received from investors		$327,239,452
Total distributable earnings	+	55,169,252
Net assets		$382,408,704

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$382,408,704		26,477,452		$14.44

See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2065 Index Fund
Statement of Operations

For the period April 1, 2025 through March 31, 2026
Investment Income
Dividends received from securities - affiliated issuers		$6,360,419
Other Interest	+	27,891
Total investment income		6,388,310

Expenses
Investment adviser fees		238,999
Total expenses		238,999
Expense reduction	–	146,909
Net expenses	–	92,090
Net investment income		6,296,220

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(12,878)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	39,440,680
Net realized and unrealized gains		39,427,802
Increase in net assets resulting from operations		$45,724,022
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2065 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/25-3/31/26		4/1/24-3/31/25
Net investment income		$6,296,220	$3,461,026
Net realized losses		(12,878)	(729,034)
Net change in unrealized appreciation (depreciation)	+	39,440,680	4,889,518
Increase in net assets resulting from operations		$45,724,022	$7,621,510

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($6,154,804 )	($3,248,791 )

TRANSACTIONS IN FUND SHARES
	4/1/25-3/31/26			4/1/24-3/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,002,352	$184,495,629	10,947,802	$135,828,603
Shares reinvested		399,423	5,879,515	249,323	3,086,617
Shares redeemed	+	(4,230,509)	(59,621,794)	(3,229,875)	(40,182,272)
Net transactions in fund shares		9,171,266	$130,753,350	7,967,250	$98,732,948

SHARES OUTSTANDING AND NET ASSETS
	4/1/25-3/31/26			4/1/24-3/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		17,306,186	$212,086,136	9,338,936	$108,980,469
Total increase	+	9,171,266	170,322,568	7,967,250	103,105,667
End of period		26,477,452	$382,408,704	17,306,186	$212,086,136
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2070 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

2/26/26*– 3/31/26
Per-Share Data
Net asset value at beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02
Net realized and unrealized gains (losses)	(0.68)
Total from investment operations	(0.66)
Net asset value at end of period	$9.34
Total return	(6.60%)[2]
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[3]	0.04%[4]
Total expenses[3]	0.08%[4]
Net investment income (loss)	2.04%[4]
Portfolio turnover rate	0%[2,5]
Net assets, end of period (x 1,000,000)	$30

*	Commencement of operations.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04% (annualized), for the period ended March 31, 2026.

[4]	Annualized.
[5]	Portfolio turnover rate is less than 1%.
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2070 Index Fund
Portfolio Holdings  as of March 31, 2026

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 2/26/26(a)	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/26	BALANCE OF SHARES HELD AT 3/31/26	DISTRIBUTIONS RECEIVED(b)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 59.0%
Large-Cap 52.2%
Schwab U.S. Large-Cap ETF	$—	$16,872,938	($117,431 )	($7,740 )	($995,526 )	$15,752,241	614,362	$44,675
Small-Cap 6.8%
Schwab U.S. Small-Cap ETF	—	2,170,828	—	—	(111,673)	2,059,155	70,810	2,700
						17,811,396

International Stocks 33.1%
Developed Markets 25.1%
Schwab International Equity ETF	—	8,216,706	—	—	(654,244)	7,562,462	305,554	—
Emerging Markets 8.0%
Schwab Emerging Markets Equity ETF	—	2,639,516	—	—	(207,411)	2,432,105	73,812	—
						9,994,567

Real Estate 4.8%
U.S. REITs 4.8%
Schwab U.S. REIT ETF	—	1,532,900	—	—	(89,309)	1,443,591	67,175	7,624

Fixed Income 2.5%
Intermediate-Term Bond 2.5%
Schwab U.S. Aggregate Bond ETF	—	784,263	(21,402)	(385)	(12,702)	749,774	32,290	2,449
Total Affiliated Underlying Funds (Cost $32,070,193)	$—	$32,217,151	($138,833 )	($8,125 )	($2,070,865 )	$29,999,328		$57,448
Total Investments in Securities (Cost $32,070,193)						$29,999,328

(a)	Commencement of operations.
(b)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At March 31, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2070 Index Fund
Statement of Assets and Liabilities

As of March 31, 2026
Assets
Investments in securities, at value - affiliated issuers (cost $32,070,193)		$29,999,328
Cash		206,879
Receivables:
Investments sold		138,833
Fund shares sold	+	66,789
Total assets		30,411,829

Liabilities
Payables:
Investments bought		233,587
Investment adviser fees	+	933
Total liabilities		234,520
Net assets		$30,177,309

Net Assets by Source
Capital received from investors		$32,200,033
Total distributable loss	+	(2,022,724)
Net assets		$30,177,309

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$30,177,309		3,230,294		$9.34

See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2070 Index Fund
Statement of Operations

For the period February 26, 2026* through March 31, 2026
Investment Income
Dividends received from securities - affiliated issuers		$57,448
Other Interest	+	14
Total investment income		57,462

Expenses
Investment adviser fees		2,210
Total expenses		2,210
Expense reduction	–	1,014
Net expenses	–	1,196
Net investment income		56,266

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(8,125)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	(2,070,865)
Net realized and unrealized losses		(2,078,990)
Decrease in net assets resulting from operations		($2,022,724 )

*	Commencement of operations.
See financial notes
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target 2070 Index Fund
Statement of Changes in Net Assets

For the current period only
OPERATIONS
2/26/26*-3/31/26
Net investment income		$56,266
Net realized losses		(8,125)
Net change in unrealized appreciation (depreciation)	+	(2,070,865)
Decrease in net assets from operations		($2,022,724 )

TRANSACTIONS IN FUND SHARES
	2/26/26*-3/31/26
		SHARES	VALUE
Shares sold		3,234,274	$32,237,377
Shares redeemed	+	(3,980)	(37,344)
Net transactions in fund shares		3,230,294	$32,200,033

SHARES OUTSTANDING AND NET ASSETS
	2/26/26*-3/31/26
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	3,230,294	30,177,309
End of period		3,230,294	$30,177,309

*	Commencement of operations.
See financial notes

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target Index Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST
Schwab Target 2010 Index Fund	Schwab Dividend Equity Fund
Schwab Target 2015 Index Fund	Schwab Large-Cap Growth Fund
Schwab Target 2020 Index Fund	Schwab Small-Cap Equity Fund
Schwab Target 2025 Index Fund	Schwab Health Care Fund
Schwab Target 2030 Index Fund	Schwab International Core Equity Fund
Schwab Target 2035 Index Fund	Schwab Target 2010 Fund
Schwab Target 2040 Index Fund	Schwab Target 2015 Fund
Schwab Target 2045 Index Fund	Schwab Target 2020 Fund
Schwab Target 2050 Index Fund	Schwab Target 2025 Fund
Schwab Target 2055 Index Fund	Schwab Target 2030 Fund
Schwab Target 2060 Index Fund	Schwab Target 2035 Fund
Schwab Target 2065 Index Fund	Schwab Target 2040 Fund
Schwab Target 2070 Index Fund	Schwab Target 2045 Fund
Schwab S&P 500 Index Fund	Schwab Target 2050 Fund
Schwab Small-Cap Index Fund	Schwab Target 2055 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2065 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2070 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental U.S. Large Company Index Fund
Schwab International Index Fund	Schwab Fundamental U.S. Small Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Equity Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Small Equity Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Emerging Markets Equity Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab International Opportunities Fund	Schwab Monthly Income Fund - Target Payout
Schwab Balanced Fund	Schwab Monthly Income Fund - Flexible Payout
Schwab Core Equity Fund	Schwab Monthly Income Fund - Income Payout

Each fund is considered a “fund of funds” because it invests in other exchange traded-funds or mutual funds. Each fund seeks to provide capital appreciation and income consistent with its current asset allocation. Each of the funds seeks to achieve its investment objective by investing primarily in affiliated Schwab ETFs. Each fund may also invest in affiliated Schwab mutual funds, and unaffiliated third-party exchange-traded funds and mutual funds (referred to herein as unaffiliated funds and, together with Schwab ETFs and Schwab mutual funds, as the "underlying funds"). Each fund invests in the underlying funds in accordance with its target portfolio allocation.
Each fund offers one share class. Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees may authorize the issuance of as many shares as necessary.
The Schwab Target 2070 Index Fund commenced operations on February 26, 2026.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Investments: The funds may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust, the investment adviser will pay the operating expenses of each fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding shareholder servicing fees, acquired fund fees and expenses, taxes, any brokerage expenses and extraordinary or non-routine expenses. Acquired fund fees and expenses are indirect expenses incurred by the funds through its investments in underlying funds and are contractually waived by the investment adviser.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The funds did not pay any federal taxes during the period.
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each fund’s financial statements.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.08% of each fund’s average daily net assets.
Expense Limitation
The investment adviser and its affiliates have agreed with the funds, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board of Trustees, to maintain the total annual operating expenses of each of the funds (including acquired fund fees and expenses, but excluding taxes and certain non-routine expenses) at 0.08%.
In the above agreement, the investment adviser and its affiliates have contractually agreed to waive acquired fund fees and expenses of the underlying funds in which the funds invest.
Investments in Affiliates
The funds may engage in certain transactions involving affiliated parties. Pursuant to an exemptive order issued by the SEC, each fund may invest in affiliated funds. As of March 31, 2026, each fund’s ownership percentage of affiliated fund’s shares is as follows:
UNDERLYING FUNDS	SCHWAB TARGET 2010 INDEX FUND	SCHWAB TARGET 2015 INDEX FUND	SCHWAB TARGET 2020 INDEX FUND	SCHWAB TARGET 2025 INDEX FUND	SCHWAB TARGET 2030 INDEX FUND	SCHWAB TARGET 2035 INDEX FUND
Schwab Emerging Markets Equity ETF	— %	— %	— %	— %	0.2%	0.4%
Schwab Government Money Fund, Ultra Shares	0.0%*	0.0%*	0.0%*	0.0%*	0.1%	0.0%*
Schwab International Equity ETF	0.0%*	0.0%*	0.0%*	0.1%	0.4%	0.4%
Schwab Short-Term U.S. Treasury ETF	0.0%*	0.0%*	0.1%	0.3%	0.5%	0.2%
Schwab U.S. Aggregate Bond ETF	0.3%	0.4%	1.3%	2.7%	6.1%	4.2%
Schwab U.S. Large-Cap ETF	0.0%*	0.0%*	0.1%	0.3%	1.0%	1.0%
Schwab U.S. REIT ETF	0.0%*	0.0%*	0.1%	0.2%	0.6%	0.6%
Schwab U.S. Small-Cap ETF	0.0%*	0.0%*	0.0%*	0.1%	0.2%	0.2%
Schwab U.S. TIPS ETF	0.0%*	0.0%*	0.1%	0.2%	0.3%	0.1%

*	Less than 0.05%

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target Index Funds
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
UNDERLYING FUNDS	SCHWAB TARGET 2040 INDEX FUND	SCHWAB TARGET 2045 INDEX FUND	SCHWAB TARGET 2050 INDEX FUND	SCHWAB TARGET 2055 INDEX FUND	SCHWAB TARGET 2060 INDEX FUND	SCHWAB TARGET 2065 INDEX FUND	SCHWAB TARGET 2070 INDEX FUND
Schwab Emerging Markets Equity ETF	0.6%	0.5%	0.8%	0.6%	0.7%	0.3%	0.0%*
Schwab Government Money Fund, Ultra Shares	0.0%*	0.0%*	0.0%*	0.0%*	— %	— %	— %
Schwab International Equity ETF	0.5%	0.4%	0.6%	0.4%	0.5%	0.2%	0.0%*
Schwab Short-Term U.S. Treasury ETF	0.1%	0.0%*	— %	— %	— %	— %	— %
Schwab U.S. Aggregate Bond ETF	3.4%	1.6%	1.4%	0.7%	0.6%	0.1%	0.0%*
Schwab U.S. Large-Cap ETF	1.1%	0.8%	1.2%	0.8%	1.0%	0.3%	0.0%*
Schwab U.S. REIT ETF	0.7%	0.5%	0.7%	0.5%	0.6%	0.2%	0.0%*
Schwab U.S. Small-Cap ETF	0.3%	0.3%	0.4%	0.3%	0.4%	0.1%	0.0%*
Schwab U.S. TIPS ETF	— %	— %	— %	— %	— %	— %	— %

*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions, if any, are recorded in Net realized gains (losses) on sales of securities — affiliated issuers in the Statement of Operations. For the period ended March 31, 2026, each fund’s purchases and sales of securities with other funds in the Schwab Funds Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab Target 2010 Index Fund	$1,496,741	$3,887,734	$77,646
Schwab Target 2015 Index Fund	2,260,841	5,766,423	79,190
Schwab Target 2020 Index Fund	2,445,059	17,668,953	638,251
Schwab Target 2025 Index Fund	4,291,545	29,298,502	(99,064)
Schwab Target 2030 Index Fund	16,520,181	31,804,880	209,714
Schwab Target 2035 Index Fund	12,074,463	11,757,493	(120,380)
Schwab Target 2040 Index Fund	10,588,177	6,929,385	278,573
Schwab Target 2045 Index Fund	7,776,174	7,533,937	(76,643)
Schwab Target 2050 Index Fund	16,349,018	8,962,955	(17,492)
Schwab Target 2055 Index Fund	16,022,761	6,490,563	13,999
Schwab Target 2060 Index Fund	19,533,795	7,856,374	(53,559)
Schwab Target 2065 Index Fund	12,693,545	3,096,017	(85,794)
Schwab Target 2070 Index Fund	157,001	117,431	(7,740)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target Index Funds
Financial Notes (continued)

 4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Amended and Restated Advisory Agreement where the investment adviser pays the operational expenses of each fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Purchases and Sales of Investment Securities:
For the period ended March 31, 2026, purchases and sales of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Target 2010 Index Fund	$16,150,456	$11,009,726
Schwab Target 2015 Index Fund	18,968,013	15,969,780
Schwab Target 2020 Index Fund	42,030,786	47,368,034
Schwab Target 2025 Index Fund	117,582,396	98,641,341
Schwab Target 2030 Index Fund	456,009,839	184,630,465
Schwab Target 2035 Index Fund	420,749,752	135,382,356
Schwab Target 2040 Index Fund	337,451,591	144,052,837
Schwab Target 2045 Index Fund	263,921,400	92,986,630
Schwab Target 2050 Index Fund	343,040,232	123,138,964
Schwab Target 2055 Index Fund	261,878,675	85,778,250
Schwab Target 2060 Index Fund	304,436,027	95,832,326
Schwab Target 2065 Index Fund	159,697,278	29,825,739
Schwab Target 2070 Index Fund	32,217,151	138,833

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target Index Funds
Financial Notes (continued)

 7. Federal Income Taxes:
As of March 31, 2026, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Target 2010 Index Fund	$52,588,540	$10,013,555	($3,034,400 )	$6,979,155
Schwab Target 2015 Index Fund	74,899,844	16,812,408	(3,618,677)	13,193,731
Schwab Target 2020 Index Fund	241,163,093	59,640,895	(16,588,930)	43,051,965
Schwab Target 2025 Index Fund	527,234,443	135,984,395	(30,131,565)	105,852,830
Schwab Target 2030 Index Fund	1,365,476,943	355,811,428	(44,244,371)	311,567,057
Schwab Target 2035 Index Fund	1,156,550,097	300,202,181	(25,944,834)	274,257,347
Schwab Target 2040 Index Fund	1,176,557,734	395,716,835	(23,599,454)	372,117,381
Schwab Target 2045 Index Fund	793,254,572	269,633,555	(13,392,759)	256,240,796
Schwab Target 2050 Index Fund	1,072,656,802	364,108,510	(15,077,269)	349,031,241
Schwab Target 2055 Index Fund	743,960,566	245,017,264	(9,623,331)	235,393,933
Schwab Target 2060 Index Fund	863,392,531	287,641,853	(11,847,246)	275,794,607
Schwab Target 2065 Index Fund	325,921,923	57,298,176	(2,989,436)	54,308,740
Schwab Target 2070 Index Fund	32,078,318	—	(2,078,990)	(2,078,990)
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of March 31, 2026, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	TOTAL
Schwab Target 2010 Index Fund	$313,828	$41,758	$6,979,155	$7,334,741
Schwab Target 2015 Index Fund	487,439	113,841	13,193,731	13,795,011
Schwab Target 2020 Index Fund	1,353,183	2,172,213	43,051,965	46,577,361
Schwab Target 2025 Index Fund	2,896,903	2,702,730	105,852,830	111,452,463
Schwab Target 2030 Index Fund	8,428,463	992,833	311,567,057	320,988,353
Schwab Target 2035 Index Fund	5,615,303	—	274,257,347	279,872,650
Schwab Target 2040 Index Fund	5,948,453	271,761	372,117,381	378,337,595
Schwab Target 2045 Index Fund	3,451,532	—	256,240,796	259,692,328
Schwab Target 2050 Index Fund	5,224,149	—	349,031,241	354,255,390
Schwab Target 2055 Index Fund	3,425,124	—	235,393,933	238,819,057
Schwab Target 2060 Index Fund	3,499,724	—	275,794,607	279,294,331
Schwab Target 2065 Index Fund	854,719	5,793	54,308,740	55,169,252
Schwab Target 2070 Index Fund	56,266	—	(2,078,990)	(2,022,724)
As of March 31, 2026, the funds had no capital loss carryforwards available to offset future realized capital gains for federal income tax purposes.
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target Index Funds
Financial Notes (continued)

7. Federal Income Taxes (continued):
For the fiscal year ended March 31, 2026, the funds had capital loss carryforwards utilized as follows:

Schwab Target 2010 Index Fund	$—
Schwab Target 2015 Index Fund	—
Schwab Target 2020 Index Fund	—
Schwab Target 2025 Index Fund	—
Schwab Target 2030 Index Fund	2,072,054
Schwab Target 2035 Index Fund	1,863,293
Schwab Target 2040 Index Fund	4,045,076
Schwab Target 2045 Index Fund	1,543,026
Schwab Target 2050 Index Fund	1,397,407
Schwab Target 2055 Index Fund	637,876
Schwab Target 2060 Index Fund	928,916
Schwab Target 2065 Index Fund	—
Schwab Target 2070 Index Fund	—
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Target 2010 Index Fund	$1,942,044	$404,592	$1,646,616	$203,007
Schwab Target 2015 Index Fund	2,907,328	1,033,113	2,704,422	24,173
Schwab Target 2020 Index Fund	8,940,059	6,976,625	9,234,622	3,384,290
Schwab Target 2025 Index Fund	19,512,002	13,540,413	17,092,491	2,006,984
Schwab Target 2030 Index Fund	40,290,101	—	31,363,490	—
Schwab Target 2035 Index Fund	30,832,110	—	22,331,715	—
Schwab Target 2040 Index Fund	32,983,455	—	25,860,446	—
Schwab Target 2045 Index Fund	20,730,749	—	15,556,428	—
Schwab Target 2050 Index Fund	27,311,448	—	19,965,341	—
Schwab Target 2055 Index Fund	18,106,227	—	12,992,471	—
Schwab Target 2060 Index Fund	20,579,188	—	14,713,664	—
Schwab Target 2065 Index Fund	6,100,775	54,029	3,247,296	1,495
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of March 31, 2026, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. During the fiscal year ended March 31, 2026, the funds did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target Index Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Capital Trust and Shareholders of Schwab Target 2010 Index Fund, Schwab Target 2015 Index Fund, Schwab Target 2020 Index Fund, Schwab Target 2025 Index Fund, Schwab Target 2030 Index Fund, Schwab Target 2035 Index Fund, Schwab Target 2040 Index Fund, Schwab Target 2045 Index Fund, Schwab Target 2050 Index Fund, Schwab Target 2055 Index Fund, Schwab Target 2060 Index Fund, Schwab Target 2065 Index Fund, and Schwab Target 2070 Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Target 2010 Index Fund, Schwab Target 2015 Index Fund, Schwab Target 2020 Index Fund, Schwab Target 2025 Index Fund, Schwab Target 2030 Index Fund, Schwab Target 2035 Index Fund, Schwab Target 2040 Index Fund, Schwab Target 2045 Index Fund, Schwab Target 2050 Index Fund, Schwab Target 2055 Index Fund, Schwab Target 2060 Index Fund, Schwab Target 2065 Index Fund, and Schwab Target 2070 Index Fund (the “Funds”), thirteen of the Funds constituting Schwab Capital Trust, as of March 31, 2026; the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended for the Funds, except Schwab Target 2070 Index Fund; the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from February 26, 2026 (commencement of operations) through March 31, 2026, for Schwab Target 2070 Index Fund; and the related notes (collectively referred to as the “financial statements and financial highlights”).
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds, except Schwab Target 2070 Index Fund, as of March 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Schwab Target 2070 Index Fund as of March 31, 2026, and the results of its operations, the changes in its net assets, and the financial highlights for the period from February 26, 2026 (commencement of operations) through March 31, 2026, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
May 15, 2026
We have served as the auditor of one or more investment companies in Schwab Funds Complex since 2020.
Schwab Target Index Funds | Annual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Schwab Target Index Funds | Annual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Target Index Funds | Annual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target Index Funds
Investment Advisory Agreement Approval

Initial Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the 1940 Act), requires that the approval of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) called and held a meeting on December 9, 2025, in part, for the purpose of considering whether to appoint Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser), as investment adviser to the Schwab Target 2070 Index Fund (the Fund) under the investment advisory agreement between Schwab Capital Trust (the Trust) and the investment adviser (the Agreement). In preparation for the meeting, the Board requested and reviewed a wide variety of materials provided by the investment adviser and considered information that the Board receives from the investment adviser throughout the year, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. The Board also received data provided by an independent provider of investment company data. In recognition of the fact that the Fund had not yet commenced operations, the Board also considered information provided by the investment adviser in connection with the Board’s consideration of approval of the investment advisory agreement with respect to the other funds within the Trust. The Board also took into account the detailed information about other funds within the Trust that the Board reviews during the course of each year, including information that relates to those funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees received advice from Independent Trustees’ legal counsel, including with respect to the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participated in question and answer sessions with representatives of the investment adviser and met in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, approved the Agreement with respect to the Fund. The
Board’s approval was based on consideration and evaluation of a variety of specific factors discussed at this meeting, including:
1.
the nature, extent and quality of the services to be provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates to be dedicated to the Fund;
2.
the investment adviser’s investment performance in managing other comparable mutual funds and how the Fund’s glide path and asset allocations compare to those of other Schwab target date funds;
3.
the Fund’s estimated expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the expected profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to management of the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by the investment adviser to the Fund and the resources that the investment adviser and its affiliates will dedicate to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support to be provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees also considered Schwab’s overall financial condition and reputation as a full service brokerage firm as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by the investment adviser to the Fund and the resources of the
Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target Index Funds
investment adviser and its affiliates dedicated to the Fund supported approval of the Agreement with respect to the Fund.
Fund Performance. Since the Fund had not commenced operations and therefore did not have any performance of its own, the Board considered performance of other funds advised by the investment adviser having comparable investment objectives in determining whether to approve the Agreement. The Trustees also considered the asset allocation expectations for the Fund over time. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expected performance of the Fund supported approval of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the proposed rate of compensation called for by the Agreement and the Fund’s estimated net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and the services to be provided as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser’s and Schwab’s proposal to waive certain fees to prevent total annual operating expenses of the Fund from exceeding a specified cap. The Trustees also considered the investment adviser’s proposed contractual commitment to limit the total annual operating expenses of the Fund for so long as the investment adviser serves as the adviser to the Fund. The Trustees also considered fees charged by the investment adviser to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services the investment adviser provides to these other accounts, and any differences in the market for these types of accounts. The Trustees noted that the pro rata share of the fees and expenses of the underlying funds in which the Fund would invest would be covered by the expense limitation agreement. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported approval of the Agreement with respect to the Fund.
Profitability. With regard to profitability, the Trustees considered the expected compensation to be flowing to the investment adviser and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analysis of the investment adviser relating to the Fund, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other potential benefits to be derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because the Fund is expected to invest a portion of its assets in other funds within the Schwab fund complex, the Trustees considered the potential indirect benefits to the investment adviser from such Fund’s investments in other underlying funds managed by the investment adviser. The Trustees considered whether the expected compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services to be rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems that would benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of the investment adviser, albeit uncertain, is reasonable and supported approval of the Agreement with respect to the Fund.
Economies of Scale. Recognizing that the Fund had not yet commenced operations and had no assets, and although the Fund does not have breakpoints in its advisory fees, the Trustees considered the potential existence of any economies of scale and whether those could be expected to be passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through the investment adviser’s continued investment in its infrastructure and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing the Fund to scale and keeping overall expenses down as the Fund grows. The Trustees considered that the investment adviser and its affiliates employ contractual expense caps to protect shareholders from high fees, including for example, when fund assets are relatively small. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund may be expected to obtain reasonable benefits from economies of scale if such economies develop.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund

Schwab Target Index Funds | Annual Holdings and Financial Statements

Schwab Target Index Funds
is fair and reasonable in light of the services to be provided and the related expenses to be borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Target Index Funds | Annual Holdings and Financial Statements

MFR96669-09
00324201

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19: Exhibits.

(a)	(1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust – Schwab Target Index Funds

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	May 15, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	May 15, 2026

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	May 15, 2026